ACCESSOR FUNDS, INC.
                             US Bank Centre
                      1420 5th Avenue, Suite 3130
                            Seattle, WA 98101

                             (206) 224-7420
                           (206) 224-4274 FAX


                             February 9, 1996




Letter to Shareholders
Accessor Funds, Inc.


Dear Shareholder:

   It is our pleasure to review the year 1995 with you, the shareholders of Accessor Funds, Inc. (the "Accessor Funds") family of Portfolios. We would also like to take this opportunity to thank you for your investment in the Portfolios, and are confident the Accessor Funds offer you the opportunity to maximize your investment returns.

   There are currently nine Portfolios of the Accessor Funds, eight of which are in operation. The objectives of the Portfolios differ, and together they provide a broad spectrum of equity and fixed-income investment choices. Each of the Portfolios, except the U.S. Government Money Portfolio, hires external money managers specializing in a particular asset class, and, after five calendar quarters, provides for them to be paid on a performance fee basis. The performance fee is based on the money manager's performance as compared to an unmanaged index of similar risk and investment characteristics. For a complete description of the fee structure, the money managers, and the indices, please refer to the prospectuses and the Statement of Additional Information of Accessor
Funds. The first of the Portfolios commenced operations on April 9, 1992, and seven of the eight Portfolios now have over three years of investment results.

   Two Portfolios, the Institutional Investor Fixed-Income Portfolio and the Municipal Intermediate Fixed-Income Portfolio, ceased investment operations in 1995. The two Portfolios were closed due to a lack of shareholder demand for those asset classes.

   In other business that occurred this year, a Special Meeting of the Shareholders (the "Meeting") of the Accessor Funds was held on August 15, 1995 to allow shareholders of record as of June 30, 1995 to consider and act upon five proposals.



    Shareholders of the Small Cap Portfolio were asked to approve a change in money manager due to the acquisition of the old manager, Wells Fargo Nikko Investment Advisors. The new money manager agreement with Symphony Asset Management, Inc. was approved by a vote of 2,196,293 votes for the new agreement, 0 against, and 2244 abstaining. The money manager agreement was signed effective September 15, 1995, among Accessor Funds, Bennington Capital Management L.P. ("Bennington") and Symphony Asset Management, Inc.

    The second proposal submitted to a vote of the Small Cap shareholders concerned a change in investment objective for the Portfolio. Shareholders of the Small Cap Portfolio were asked to approve a change in investment objective that would allow for a broader coverage of mid cap and micro cap stocks. There were 2,151,119 votes to approve the change in investment objective, 172 against the change, and 2668 abstentions. The change in investment objective became effective September 15, 1995, when the Small Cap Portfolio became the Small to Mid Cap Portfolio and began tracking the Wilshire 4500 Index.

   At the same Meeting, shareholders of the Value and Income Portfolio were asked to approve a new money manager agreement for the Portfolio as a result of a change in control of Martingale Asset Management, L.P. At the Meeting, there were 1,260,425 votes to approve the new agreement, no votes in opposition, and 8600 abstentions. The new money manager agreement among Accessor Funds, Bennington, and Martingale Asset Management, L.P. became effective September 15, 1995.

   At the Meeting, a proposal was submitted to all shareholders of the Accessor Funds to allow Accessor Funds and Bennington to enter into money manager agreements without such agreements being approved by the shareholders of the applicable Portfolio. The proposal was approved, with 34,029,344 votes for the proposal, 2624 against, and 16,928 abstaining.
An amendment to one of the Fund's fundamental investment restrictions to prohibit investments in real estate limited partnerships was approved at the Meeting with 33,565,253 votes for the proposal, 2624 votes against, and 9052 abstaining. All changes approved by the shareholders became effective September 15, 1995.

   With three domestic equity, one international equity and four fixed-income options, shareholders in the Accessor Funds Portfolios have a wide range of risk and return alternatives to structure an investment solution that is designed to meet their needs precisely. A key differentiation in the Accessor Funds Portfolios is that they attempt to provide benchmark risks so that shareholders can more accurately judge the risks they bear while investing in the various Portfolios of the Accessor Funds. The graphic below shows the annualized standard deviation (a measure of variability, or risk) using monthly performance data since inception of each Portfolio. The standard deviation of the Portfolios is compared, with the exception of the U.S. Government Money Portfolio, to that of the index that the money manager is measured against for the same time period.

   We believe that there are two important conclusions that can be drawn from the chart below. The first is the relative risk ranking of the Accessor Funds Portfolios. The higher the standard deviation, the higher the risk in terms of loss over a quarter or a year. The second, perhaps more subtle conclusion, is that the Accessor Funds risk has been very close to the risk of the index the money manager is being compensated against.


========================Bar Chart=======================================

A bar graph appears here that compares the standard deviation of the Portfolios to that of the index (except for the U.S. Government Money Portfolio) that the money manager is measured against for the same time period (inception of the Portfolio through December 1995). The data points from the graph are as follows:

                            Comparisons of Risk
                      Inception through December 1995

                 Portfolio - Inception to    Index - Inception to
                 December 95                 December 95

Money                    0.3%
May 92
Short-Inter              2.5%                     2.7%
June 92
Mortgage                 3.4%                     3.5%
June 92
Intermediate             4.6%                     4.5%
July 92
Value                    7.8%                     8.6%
September 92
Growth                   8.5%                     8.8%
September 92
Small                    10.1%                    10.0%
September 92
International Equity     11.5%                    13.0%
November 94


     The indices are publicly available, and large quantities of data are available about the indices' historical risks. We believe it important that investors know the risks they assume before they invest. We believe that the structure of Accessor Funds allows its shareholders to judge the risks they are assuming more accurately than can shareholders of most investment companies.

---------------------------------------------------------------------------
     The portfolio risk information quoted is historical. Future risk will fluctuate, and past risk is not necessarily indicative of future risk. For more complete information about Accessor Funds, including fees and expenses, please call 1-800-759-3504 for the prospectuses. Please read them carefully before you invest.

   We would like to end by saying that we are continuing to search for additional tools to improve Portfolio performance, and are also constantly evaluating the ones we currently use. We look forward to serving you, the shareholders, for many years to come.



Ravindra A. Deo
Treasurer

                Management's Discussion of Fund Performance
                   For the Year ending December 31, 1995

Accessor Funds, Inc.

     The Portfolios of Accessor Funds are designed to provide the tools investors need to meet a variety of investment needs. The advantage of Accessor Funds' approach is that investors can customize their individual portfolios to best suit their different investment objectives and risk tolerances. Each Portfolio is not designed to be a solution by itself, and therefore each Portfolio, except the U.S. Government Money Portfolio, may take more risks than a comparable portfolio otherwise might. All the Portfolios have been designed by Bennington Capital Management L. P. (the "Manager"), which provides or oversees all general management, investment advisory, administration and portfolio management functions. The Manager selects, subject to the review and approval of the Board of Directors of Accessor Funds, one or more investment management organizations (collectively "the money managers"). Each of the money managers specializes in managing a particular type of asset and makes substantially all of the investment decisions for the assets of the Portfolio it manages. Each Portfolio, except the U.S. Government Money Portfolio, is designed to match certain characteristics, typically measured by the risk behavior of a recognized and publicly available index. The money managers attempt to structure their respective Portfolios to outperform the relevant index, while maintaining essentially the same risk as the index. This also means that derivative instruments are used, when appropriate, to ensure that the Portfolios match the risk characteristics of the underlying indices, and not to place leveraged bets on a particular market forecast or belief. For a further discussion of derivatives, please refer to the prospectuses and Statement of Additional Information of Accessor Funds.

     In the pages that follow, we compare the performance of various Portfolios to an applicable index using data from complete calendar months since inception. The performance numbers in the tables below the graphs show performance since inception date, which includes data for partial months not shown in the graph.

Growth Portfolio

The Growth Portfolio commenced investment operations on August 25, 1992. The Growth Portfolio is designed to have risk characteristics similar to the S&P/BARRA Growth Index. For the year ended December 31, 1995, the Portfolio had a total return of 34.32%. During this period interest rates dropped almost 2%, and corporate earnings increased strongly. In this environment, the Portfolio performed as expected, keeping pace with the S&P/BARRA Growth Index.


================================Line Chart===================================

Comparison of $10,000 investment in the Growth Portfolio and the unmanaged S&P/BARRA Growth Index.

A chart in the form of a line graph appears here, illustrating the change in value of a $10,000 investment in the Growth Portfolio and in the unmanaged S&P/BARRA Growth Index from inception of the Portfolio in August 1992 through December 1995. The data points from the graph are as follows:


           COMPARISON  OF $10,000 INVESTMENT IN THE GROWTH PORTFOLIO
                   AND THE UNMANAGED S&P/BARRA GROWTH INDEX

Date       Monthly Return (SEC)  10,000 in Fund  10,000 in Index  Monthly Return
8/31/92      1.00%                 $10,000        $10,000
9/30/92      0.89%                 $10,089        $10,118          1.18%
10/30/92     2.54%                 $10,345        $10,270          1.50%
11/30/92     5.68%                 $10,933        $10,679          3.98%
12/31/92    -0.37%                 $10,892        $10,763          0.79%
1/29/93      1.15%                 $11,017        $10,633         -1.21%
2/26/93     -0.98%                 $10,909        $10,547         -0.81%
3/31/93      4.92%                 $11,446        $10,695          1.41%
4/30/93     -3.14%                 $11,087        $10,202         -4.61%
5/28/93      3.17%                 $11,438        $10,565          3.56%
6/30/93     -0.52%                 $11,378        $10,475         -0.85%
7/31/93     -2.32%                 $11,114        $10,259         -2.06%
8/31/93      5.29%                 $11,701        $10,634          3.65%
9/30/93      0.21%                 $11,726        $10,471         -1.53%
10/29/93     3.86%                 $12,179        $10,861          3.72%
11/30/93     0.35%                 $12,222        $10,853         -0.07%
12/31/93     1.78%                 $12,440        $10,929          0.70%
1/31/94      1.41%                 $12,615        $11,163          2.14%
2/28/94     -1.60%                 $12,413        $10,963         -1.79%
3/31/94     -3.58%                 $11,969        $10,456         -4.62%
4/30/94      0.59%                 $12,039        $10,504          0.45%
5/31/94      1.83%                 $12,259        $10,675          1.63%
6/30/94     -1.64%                 $12,059        $10,447         -2.13%
7/29/94      2.35%                 $12,342        $10,781          3.19%
8/31/94      5.30%                 $12,996        $11,356          5.34%
9/30/94     -1.44%                 $12,810        $11,194         -1.43%
10/31/94     1.45%                 $12,996        $11,455          2.33%
11/30/94    -2.59%                 $12,659        $11,079         -3.28%
12/31/94     2.19%                 $12,936        $11,271          1.73%
1/31/95      2.30%                 $13,233        $11,550          2.48%
2/28/95      3.61%                 $13,710        $12,001          3.90%
3/31/95      2.98%                 $14,118        $12,376          3.13%
4/28/95      3.77%                 $14,650        $12,698          2.60%
5/31/95      4.31%                 $15,281        $13,153          3.58%
6/30/95      3.05%                 $15,747        $13,656          3.83%
7/31/95      3.34%                 $16,273        $14,092          3.19%
8/31/95     -0.84%                 $16,137        $14,046         -0.33%
9/29/95      3.55%                 $16,710        $14,739          4.94%
10/31/95     1.36%                 $16,937        $14,857          0.80%
11/30/95     2.79%                 $17,410        $15,392          3.60%
12/29/95    -0.20%                 $17,375        $15,566          1.13%

                            Historical Returns

     1995..................................................34.32%
     Annualized inception to December 31, 1995.............18.29%

The performance data quoted represents past performance, and the investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not predictive of future performance.

Value and Income Portfolio

     The Value and Income Portfolio commenced investment operations on August 25, 1992. The Value and Income Portfolio is designed to have risk characteristics similar to the S&P/BARRA Value Index. For the year ended December 31, 1995, the Portfolio had a total return of 33.25%. The Value and Income Portfolio did as expected and performed in line with the increase in the S&P/BARRA Value Index. In accordance with its policy of staying as close to fully invested as possible, the Portfolio also entered into stock index futures contracts.


================================Line Chart============================

Comparison of $10,000 investment in the Value and Income Portfolio and the unmanaged S&P/BARRA Value Index

A chart in the form of a line graph appears here, illustrating the change in value of a $10,000 investment in the Value and Income Portfolio and in the unmanaged S&P/BARRA Value Index from inception of the Portfolio in August 1992 through December 1995. The data points from the graph are as follows:

         COMPARISON OF $10,000 INVESTMENT IN THE VALUE AND INCOME
             PORTFOLIO AND THE UNMANAGED S&P/BARRA VALUE INDEX

                        Monthly         10,000          10,000
                        Return            in              in            Monthly
  Date                  (SEC)            Fund            Index          Return
  31-Aug-92               0.50%         $10,000          $10,000
  30-Sep-92               0.56%         $10,056          $10,110          1.10%
  30-Oct-92              -0.83%          $9,973          $10,027         -0.82%
  30-Nov-92               3.59%         $10,331          $10,300          2.72%
  31-Dec-92               2.02%         $10,539          $10,493          1.88%
  29-Jan-93               2.86%         $10,841          $10,775          2.68%
  26-Feb-93               3.09%         $11,176          $11,146          3.45%
  31-Mar-93               2.56%         $11,462          $11,454          2.76%
  30-Apr-93              -1.25%         $11,318          $11,408         -0.40%
  28-May-93               1.64%         $11,503          $11,621          1.87%
  30-Jun-93               1.23%         $11,645          $11,775          1.32%
  31-Jul-93               0.73%         $11,730          $11,921          1.24%
  31-Aug-93               3.33%         $12,120          $12,388          3.92%
  30-Sep-93              -0.63%         $12,044          $12,383         -0.04%
  29-Oct-93               0.85%         $12,146          $12,450          0.54%
  30-Nov-93              -1.69%         $11,942          $12,227         -1.79%
  31-Dec-93               1.22%         $12,087          $12,435          1.70%
  31-Jan-94               4.05%         $12,577          $13,014          4.66%
  28-Feb-94              -3.29%         $12,163          $12,543         -3.62%
  31-Mar-94              -3.49%         $11,739          $12,028         -4.11%
  30-Apr-94               0.76%         $11,828          $12,282          2.11%
  31-May-94               0.75%         $11,918          $12,485          1.66%
  30-Jun-94              -2.21%         $11,654          $12,140         -2.77%
  29-Jul-94               2.70%         $11,970          $12,550          3.38%
  31-Aug-94               2.63%         $12,285          $12,905          2.83%
  30-Sep-94              -2.97%         $11,920          $12,451         -3.52%
  31-Oct-94               1.82%         $12,137          $12,722          2.18%
  30-Nov-94              -3.58%         $11,702          $12,207         -4.05%
  31-Dec-94               1.26%         $11,850          $12,357          1.23%
  31-Jan-95               2.31%         $12,123          $12,692          2.71%
  28-Feb-95               3.91%         $12,597          $13,184          3.88%
  31-Mar-95               2.63%         $12,928          $13,547          2.75%
  28-Apr-95               2.90%         $13,304          $13,993          3.29%
  31-May-95               4.96%         $13,963          $14,615          4.45%
  30-Jun-95               0.23%         $13,995          $14,726          0.76%
  31-Jul-95               2.76%         $14,382          $15,235          3.45%
  31-Aug-95               1.22%         $14,557          $15,364          0.85%
  29-Sep-95               2.76%         $14,958          $15,899          3.48%
  31-Oct-95              -0.62%         $14,866          $15,651         -1.56%
  30-Nov-95               4.55%         $15,542          $16,471          5.24%
  29-Dec-95               1.60%         $15,791          $16,927          2.77%

                              Historical Returns

     1995.................................................33.25%
     Annualized inception to December 31, 1995............14.80%

The performance data quoted represents past performance, and the investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not predictive of future performance.

Small to Mid Cap Portfolio

     The Small to Mid Cap Portfolio, formerly the Small Cap Portfolio, commenced investment operations on August 25, 1992. The Small to Mid Cap Portfolio is designed to have risk characteristics similar to the Wilshire 4500 Index. For the year ended December 31, 1995, the Portfolio had a total return of 31.98%. Effective September 15, 1995, the shareholders of this Portfolio voted to change the investment objective of the Portfolio to conform to a change in the index from the BARRA Institutional Small Index to the Wilshire 4500 Index, change the name of the Portfolio from the Small Cap to the Small to Mid Cap Portfolio, and hire Symphony Asset Management, Inc. as money manager. The Portfolio performed as expected, and the performance is shown below for the Portfolio against both the BARRA Institutional Small and Wilshire 4500 indices. The performance is measured against the BARRA Institutional Small Index from inception through August 1995 and against the Wilshire 4500 Index from October 1995 through December 1995. This is consistent with the way the money managers were running the Portfolio.



==================================Line Chart==============================

Comparison of $10,000 investment in the Small to Mid Cap Portfolio and the unmanaged Wilshire 4500 Index from October 1995 through December 1995 and the BARRA Institutional Small Index from August 1992 to October 1995

A chart in the form of a line graph appears here, illustrating the change in value of a $10,000 investment in the Small to Mid Cap Portfolio and in the unmanaged BARRA Institutional Small Index from inception of the Portfolio in August 1992 to October 1995, when the investment objective of the Portfolio changed and the Index was changed to the Wilshire 4500 Index. The data points from the graph are as follows:

           COMPARISON OF $10,000 INVESTMENT IN THE SMALL TO MID CAP
             PORTFOLIO AND THE UNMANAGED BARRA INSTITUTIONAL SMALL
                                     INDEX

                        Monthly         10,000          10,000
                        Return            in              in            Monthly
  Date                  (SEC)            Fund            Index          Return
  31-Aug-92              -1.08%         $10,000          $10,000
  30-Sep-92               0.96%         $10,096          $10,196          1.96%
  30-Oct-92               3.09%         $10,408          $10,458          2.57%
  30-Nov-92               6.56%         $11,091          $11,208          7.17%
  31-Dec-92               3.25%         $11,452          $11,597          3.47%
  29-Jan-93               2.73%         $11,765          $11,967          3.19%
  26-Feb-93              -1.51%         $11,587          $11,785         -1.52%
  31-Mar-93               3.44%         $11,986          $12,204          3.56%
  30-Apr-93              -3.74%         $11,538          $11,781         -3.47%
  28-May-93               3.66%         $11,960          $12,179          3.38%
  30-Jun-93               0.56%         $12,027          $12,269          0.74%
  31-Jul-93               1.20%         $12,171          $12,488          1.78%
  31-Aug-93               3.69%         $12,620          $13,046          4.47%
  30-Sep-93               1.76%         $12,842          $13,394          2.67%
  29-Oct-93               1.52%         $13,037          $13,787          2.93%
  30-Nov-93              -2.86%         $12,664          $13,308         -3.47%
  31-Dec-93               3.45%         $13,101          $13,722          3.11%
  31-Jan-94               3.04%         $13,499          $14,077          2.59%
  28-Feb-94              -1.44%         $13,304          $13,949         -0.91%
  31-Mar-94              -5.07%         $12,630          $13,200         -5.37%
  30-Apr-94               0.49%         $12,692          $13,165         -0.27%
  31-May-94              -1.89%         $12,452          $13,059         -0.80%
  30-Jun-94              -2.72%         $12,113          $12,734         -2.49%
  29-Jul-94               1.54%         $12,300          $12,984          1.96%
  31-Aug-94               5.34%         $12,957          $13,676          5.33%
  30-Sep-94              -0.41%         $12,904          $13,676          0.00%
  31-Oct-94              -0.21%         $12,877          $13,625         -0.37%
  30-Nov-94              -4.21%         $12,335          $13,107         -3.80%
  31-Dec-94               1.88%         $12,568          $13,320          1.62%
  31-Jan-95              -0.50%         $12,505          $13,278         -0.31%
  28-Feb-95               3.00%         $12,880          $13,808          3.99%
  31-Mar-95               1.89%         $13,124          $14,101          2.12%
  28-Apr-95               2.11%         $13,401          $14,382          1.99%
  31-May-95               1.60%         $13,615          $14,632          1.74%
  30-Jun-95               5.17%         $14,319          $15,453          5.61%
  31-Jul-95               6.95%         $15,314          $16,428          6.31%
  31-Aug-95               1.46%         $15,538          $16,815          2.36%
  29-Sep-95               2.43%         $10,000          $10,000          2.45%


                            Historical Returns

     1995.................................................31.98%
     Annualized inception to December 31, 1995............15.94%

The performance data quoted represents past performance, and the investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not predictive of future performance.

=========================Line Chart========================================

A chart in the form of a line graph appears here, illustrating the change in value of a $10,000 investment in the Small to Mid Cap Portfolio and in the unmanaged Wilshire 4500 Index from change of the investment objective of the Small to Mid Cap Portfolio in October 1995 through December 1995. The data points from the graph are as follows:

          COMPARISON OF $10,000 INVESTMENT IN THE SMALL TO MIDCAP
              PORTFOLIO AND THE UNMANAGED WILSHIRE 4500 INDEX

                        Monthly         10,000          10,000
                        Return            in              in            Monthly
  Date                  (SEC)            Fund            Index          Return
  31-Oct-95              -3.33%          $9,667           $9,732         -2.68%
  30-Nov-95               4.84%         $10,135          $10,145          4.25%
  29-Dec-95               2.82%         $10,421          $10,273          1.26%

                            Historical Returns

     1995.................................................31.98%
     Annualized inception to December 31, 1995............15.94%

The performance data quoted represents past performance, and the investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not predictive of future performance.

International Equity Portfolio

     The International Equity Portfolio commenced operations on October 3, 1994. The Portfolio is designed to have risk characteristics similar to that of the Morgan Stanley Capital International Europe Australia and Far East
Stock Market (MSCI EAFE) Index.    For the year 1995 international economies,
especially those of the Germany and Japan, performed significantly worse than the U.S. economy. This is reflected in the comparatively weak performance of international markets as compared to the extremely strong performance of the U.S. stock market. For the year ended December 31, 1995, the Portfolio had a total return of 7.63%. During the year the Portfolio grew in size immensely, and the cash inflows hurt the performance of the Portfolio due to the time delay in investing the cash in stocks on international markets.
From January 1, 1995 through September 15, 1995, the Manager voluntarily reimbursed certain portfolio expenses above the annualized limits it had set, and this resulted in better returns than would otherwise have occurred. For further information, please refer to the prospectus and "fee waivers" on page 59 of this report.



===============================Line Chart==============================

Comparison of $10,000 investment in the International Equity Portfolio and the unmanaged Morgan Stanley Capital International-Europe Australia and Far East Stock Market Index (MSCI-EAFE).

A chart in the form of a line graph appears here, illustrating the change in value of a $10,000 investment in the International Equity Portfolio and in the unmanaged MSCI-EAFE from inception of the Portfolio in October 1994 through December 1995. The data points from the graph are as follows:


       COMPARISON OF $10,000 INVESTMENT IN THE INTERNATIONAL EQUITY
                PORTFOLIO AND THE UNMANAGED MSCI EAFE INDEX

                        Monthly         10,000          10,000
                        Return            in              in            Monthly
  Date                  (SEC)            Fund            Index          Return
  31-Oct-94               1.42%         $10,000          $10,000          3.20%
  30-Nov-94              -5.09%          $9,491           $9,519         -4.81%
  31-Dec-94               1.04%          $9,589           $9,579          0.63%
  31-Jan-95              -5.83%          $9,030           $9,211         -3.84%
  28-Feb-95              -0.36%          $8,998           $9,183         -0.30%
  31-Mar-95               2.37%          $9,211           $9,755          6.23%
  28-Apr-95               2.94%          $9,482          $10,122          3.76%
  31-May-95              -1.47%          $9,343          $10,002         -1.19%
  30-Jun-95              -0.53%          $9,293           $9,826         -1.76%
  31-Jul-95               6.98%          $9,942          $10,438          6.23%
  31-Aug-95               0.91%         $10,033          $10,040         -3.81%
  29-Sep-95               1.88%         $10,221          $10,236          1.95%
  31-Oct-95              -2.57%          $9,959           $9,960         -2.69%
  30-Nov-95               1.32%         $10,090          $10,304          3.45%
  29-Dec-95               2.28%         $10,320          $10,719          4.03%


                              Historical Returns

     1995..................................................7.63%
     Annualized inception to December 31, 1995.............3.75%

The performance data quoted represents past performance, and the investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not predictive of future performance.

Intermediate Fixed-Income Portfolio

     The Intermediate Fixed-Income Portfolio commenced investment operations on June 16, 1992. The Intermediate Fixed-Income Portfolio is designed to have risk characteristics similar to the Lehman Brothers Government/Corporate Index. For the year ended December 31, 1995, the Portfolio had a total return of 18.26%. This period was unusually positive for bonds, largely driven by the drop in interest rates resulting from a weakening economy with very low inflation. The Portfolio performed as expected, keeping in line with the Lehman Brothers Government/Corporate Index.


===================================Line Chart================================

Comparison of $10,000 investment in the Intermediate Fixed-Income Portfolio and the unmanaged Lehman Brothers Gov./Corp Bond Index

A chart in the form of a line graph appears here, illustrating the change in value of a $10,000 investment in the Intermediate Fixed-Income Portfolio and in the unmanaged Lehman Brothers Gov/Corp Bond Index from inception of the Portfolio in June 1992 through December 1995. The data points from the graph are as follows:


        COMPARISON OF $10,000 INVESTMENT IN THE INTERMEDIATE FIXED-
            INCOME PORTFOLIO AND THE UNMANAGED LEHMAN BROTHERS
                              GOVT/CORP INDEX

                        Monthly         10,000          10,000
                        Return            in              in            Monthly
  Date                  (SEC)            Fund            Index          Return
  30-Jun-92               0.53%         $10,000          $10,000
  31-Jul-92               2.13%         $10,213          $10,228          2.28%
  31-Aug-92               1.23%         $10,339          $10,324          0.95%
  30-Sep-92               1.39%         $10,483          $10,465          1.36%
  30-Oct-92              -1.72%         $10,303          $10,316         -1.42%
  30-Nov-92              -0.79%         $10,222          $10,292         -0.24%
  31-Dec-92               1.47%         $10,371          $10,450          1.53%
  29-Jan-93               2.19%         $10,598          $10,665          2.06%
  26-Feb-93               1.78%         $10,787          $10,860          1.83%
  31-Mar-93               0.49%         $10,840          $10,900          0.37%
  30-Apr-93               0.77%         $10,923          $10,986          0.79%
  28-May-93              -0.02%         $10,922          $10,971         -0.14%
  30-Jun-93               1.84%         $11,123          $11,182          1.92%
  31-Jul-93               0.36%         $11,163          $11,231          0.44%
  31-Aug-93               1.87%         $11,372          $11,449          1.95%
  30-Sep-93               0.37%         $11,414          $11,493          0.38%
  29-Oct-93               0.30%         $11,449          $11,532          0.34%
  30-Nov-93              -1.11%         $11,321          $11,434         -0.85%
  31-Dec-93               0.33%         $11,359          $11,486          0.45%
  31-Jan-94               1.30%         $11,507          $11,658          1.50%
  28-Feb-94              -2.42%         $11,228          $11,404         -2.18%
  31-Mar-94              -2.40%         $10,959          $11,125         -2.45%
  30-Apr-94              -0.94%         $10,856          $11,032         -0.83%
  31-May-94              -0.22%         $10,831          $11,012         -0.18%
  30-Jun-94              -0.43%         $10,785          $10,987         -0.23%
  29-Jul-94               1.71%         $10,969          $11,207          2.00%
  31-Aug-94              -0.04%         $10,965          $11,211          0.04%
  30-Sep-94              -1.42%         $10,809          $11,042         -1.51%
  31-Oct-94              -0.28%         $10,779          $11,030         -0.11%
  30-Nov-94              -0.48%         $10,728          $11,010         -0.18%
  31-Dec-94               0.34%         $10,764          $11,083          0.66%
  31-Jan-95               1.64%         $10,941          $11,296          1.92%
  28-Feb-95               2.10%         $11,171          $11,558          2.32%
  31-Mar-95               0.73%         $11,253          $11,635          0.67%
  28-Apr-95               1.23%         $11,391          $11,797          1.39%
  31-May-95               4.10%         $11,859          $12,291          4.19%
  30-Jun-95               0.70%         $11,942          $12,389          0.80%
  31-Jul-95              -0.45%         $11,888          $12,341         -0.39%
  31-Aug-95               1.28%         $12,040          $12,499          1.28%
  29-Sep-95               1.07%         $12,169          $12,627          1.02%
  31-Oct-95               1.43%         $12,342          $12,812          1.47%
  30-Nov-95               1.56%         $12,535          $13,024          1.65%
  29-Dec-95               1.56%         $12,730          $13,215          1.47%

                            Historical Returns

     1995..................................................18.26%
     Annualized inception to December 31, 1995..............7.22%

The performance data quoted represents past performance, and the investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not predictive of future performance.

Short-Intermediate Fixed-Income Portfolio

     The Short-Intermediate Fixed-Income Portfolio commenced investment operations on May 18, 1992. The Short-Intermediate Fixed-Income Portfolio is designed to have risk characteristics similar to the Lehman Brothers
Government/Corporate 1-5 Year Index.   For the year ended December 31, 1995,
the Portfolio had a total return of 11.42%. The shorter duration of this Portfolio's investments reduced gains slightly as compared to the Intermediate Fixed-Income Portfolio. The Portfolio performed as expected, keeping in line with the Lehman Brothers Government/Corporate 1-5 Year Index.


=================================Line Chart================================

Comparison of $10,000 investment in the Short-Intermediate Fixed-Income Portfolio and the unmanaged Lehman Brothers Government/Corporate 1-5 Year Bond Index

A chart in the form of a line graph appears here, illustrating the change in value of a $10,000 investment in the Short-Intermediate Fixed-Income Portfolio and in the unmanaged Lehman Brothers Government/Corporate 1-5 Year Bond Index from inception of the Portfolio in May 1992 through December 1995. The data points from the graph are as follows:

        COMPARISON OF $10,000 INVESTMENT IN THE SHORT-INTERMEDIATE
              FIXED-INCOME PORTFOLIO AND THE UNMANAGED LEHMAN
                     BROTHERS GOVT/CORP 1-5 YEAR INDEX

                        Monthly         10,000          10,000
                        Return            in              in            Monthly
  Date                  (SEC)            Fund            Index          Return
  29-May-92              -1.17%         $10,000          $10,000
  30-Jun-92               1.19%         $10,119          $10,130          1.30%
  31-Jul-92               1.45%         $10,265          $10,287          1.55%
  31-Aug-92               0.82%         $10,349          $10,388          0.98%
  30-Sep-92               1.08%         $10,462          $10,510          1.18%
  30-Oct-92              -0.96%         $10,362          $10,406         -0.99%
  30-Nov-92              -0.39%         $10,321          $10,373         -0.32%
  31-Dec-92               0.97%         $10,421          $10,489          1.12%
  29-Jan-93               1.29%         $10,555          $10,653          1.56%
  26-Feb-93               1.06%         $10,667          $10,781          1.20%
  31-Mar-93               0.34%         $10,703          $10,821          0.37%
  30-Apr-93               0.72%         $10,781          $10,905          0.78%
  28-May-93              -0.29%         $10,749          $10,872         -0.30%
  30-Jun-93               0.92%         $10,848          $10,991          1.09%
  31-Jul-93               0.14%         $10,863          $11,013          0.20%
  31-Aug-93               0.94%         $10,965          $11,145          1.20%
  30-Sep-93               0.22%         $10,989          $11,182          0.33%
  29-Oct-93               0.19%         $11,009          $11,211          0.26%
  30-Nov-93              -0.35%         $10,971          $11,188         -0.20%
  31-Dec-93               0.31%         $11,006          $11,234          0.41%
  31-Jan-94               0.81%         $11,095          $11,330          0.85%
  28-Feb-94              -1.06%         $10,977          $11,216         -1.00%
  31-Mar-94              -1.09%         $10,858          $11,104         -1.00%
  30-Apr-94              -0.53%         $10,800          $11,040         -0.58%
  31-May-94               0.06%         $10,807          $11,052          0.11%
  30-Jun-94               0.17%         $10,825          $11,071          0.17%
  29-Jul-94               0.85%         $10,917          $11,195          1.12%
  31-Aug-94               0.28%         $10,947          $11,232          0.33%
  30-Sep-94              -0.62%         $10,880          $11,172         -0.53%
  31-Oct-94               0.06%         $10,886          $11,186          0.12%
  30-Nov-94              -0.46%         $10,835          $11,129         -0.51%
  31-Dec-94               0.12%         $10,849          $11,153          0.22%
  31-Jan-95               1.45%         $11,006          $11,324          1.53%
  28-Feb-95               1.58%         $11,181          $11,520          1.73%
  31-Mar-95               0.51%         $11,237          $11,585          0.57%
  28-Apr-95               0.92%         $11,341          $11,707          1.05%
  31-May-95               2.11%         $11,580          $11,978          2.32%
  30-Jun-95               0.44%         $11,630          $12,049          0.59%
  31-Jul-95               0.15%         $11,648          $12,078          0.24%
  31-Aug-95               0.68%         $11,727          $12,164          0.71%
  29-Sep-95               0.49%         $11,784          $12,233          0.57%
  31-Oct-95               0.84%         $11,883          $12,351          0.96%
  30-Nov-95               0.90%         $11,989          $12,482          1.06%
  29-Dec-95               0.82%         $12,088          $12,590          0.87%

                            Historical Returns

     1995..................................................11.42%
     Annualized inception to December 31, 1995..............5.36%

The performance data quoted represents past performance, and the investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not predictive of future performance.

Mortgage Securities Portfolio

     The Mortgage Securities Portfolio commenced investment operations on May 18, 1992. The Mortgage Securities Portfolio is designed to have risk characteristics similar to the Lehman Brothers Mortgage-Backed Securities Index. For the year ended December 31, 1995, the Portfolio had a total return of 16.03%. The duration of the Portfolio's investments decreased significantly during the year due to the sharp rise in prepayments and refinancing as interest rates fell. The Portfolio's performance paralleled that of the Lehman Brothers Mortgage-Backed Securities Index.


================================Line Chart==================================

Comparison of $10,000 investment in the Mortgage Securities Portfolio and the unmanaged Lehman Brothers Mortgage-Backed Securities Index

A chart in the form of a line graph appears here, illustrating the change in value of a $10,000 investment in the Mortgage Securities Portfolio and in the unmanaged Lehman Brothers Mortgage-Backed Securities Index from inception of the Portfolio in May 1992 through December 1995. The data points from the graph are as follows:


        COMPARISON OF $10,000 INVESTMENT IN THE MORTGAGE SECURITIES
           PORTFOLIO AND THE UNMANAGED LEHMAN BROTHERS MORTGAGE-
                          BACKED SECURITIES INDEX

                        Monthly         10,000          10,000
                        Return            in              in            Monthly
  Date                  (SEC)            Fund            Index          Return
  29-May-92              -0.94%         $10,000          $10,000
  30-Jun-92               0.95%         $10,095          $10,118          1.18%
  31-Jul-92               1.74%         $10,271          $10,207          0.88%
  31-Aug-92               0.83%         $10,356          $10,340          1.30%
  30-Sep-92               0.55%         $10,413          $10,420          0.78%
  30-Oct-92              -1.48%         $10,259          $10,329         -0.88%
  30-Nov-92              -0.15%         $10,244          $10,361          0.31%
  31-Dec-92               1.32%         $10,379          $10,494          1.29%
  29-Jan-93               1.60%         $10,545          $10,632          1.31%
  25-Feb-93               1.11%         $10,662          $10,739          1.01%
  31-Mar-93               0.40%         $10,705          $10,805          0.61%
  30-Apr-93               0.46%         $10,754          $10,861          0.52%
  28-May-93               0.18%         $10,773          $10,923          0.57%
  30-Jun-93               1.38%         $10,922          $11,006          0.76%
  31-Jul-93               0.55%         $10,981          $11,050          0.40%
  31-Aug-93               0.62%         $11,049          $11,102          0.47%
  30-Sep-93               0.11%         $11,062          $11,112          0.09%
  29-Oct-93               0.25%         $11,089          $11,144          0.29%
  30-Nov-93              -0.20%         $11,067          $11,122         -0.20%
  31-Dec-93               0.59%         $11,133          $11,212          0.81%
  31-Jan-94               0.97%         $11,240          $11,323          0.99%
  28-Feb-94              -0.95%         $11,133          $11,244         -0.70%
  31-Mar-94              -1.22%         $10,998          $10,951         -2.60%
  30-Apr-94              -0.80%         $10,910          $10,870         -0.74%
  31-May-94              -0.10%         $10,899          $10,914          0.40%
  30-Jun-94              -0.29%         $10,867          $10,890         -0.22%
  29-Jul-94               1.92%         $11,076          $11,107          2.00%
  31-Aug-94              -0.04%         $11,071          $11,143          0.32%
  30-Sep-94              -1.39%         $10,917          $10,985         -1.42%
  31-Oct-94              -0.14%         $10,902          $10,978         -0.06%
  30-Nov-94              -0.37%         $10,861          $10,944         -0.31%
  31-Dec-94               0.81%         $10,949          $11,032          0.80%
  31-Jan-95               2.07%         $11,176          $11,268          2.14%
  28-Feb-95               2.40%         $11,445          $11,555          2.55%
  31-Mar-95               0.56%         $11,509          $11,609          0.47%
  28-Apr-95               1.23%         $11,650          $11,774          1.42%
  31-May-95               3.09%         $12,010          $12,145          3.15%
  30-Jun-95               0.65%         $12,089          $12,214          0.57%
  31-Jul-95              -0.02%         $12,086          $12,235          0.17%
  31-Aug-95               0.91%         $12,197          $12,362          1.04%
  29-Sep-95               0.82%         $12,297          $12,471          0.88%
  31-Oct-95               0.82%         $12,398          $12,582          0.89%
  30-Nov-95               1.33%         $12,563          $12,726          1.14%
  29-Dec-95               1.13%         $12,705          $12,885          1.25%

                            Historical Returns

     1995..................................................16.03%
     Annualized inception to December 31, 1995..............6.88%

The performance data quoted represents past performance, and the investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not predictive of future performance.

U.S. Government Money Portfolio

     The U.S. Government Money Portfolio commenced operations on April 9, 1992. For the fiscal year ended December 31, 1995, the Portfolio had a total return of 5.33%, which is appropriate considering its objective. The Manager voluntarily reimbursed certain Portfolio expenses above the annualized limits it had set, and this resulted in better returns than would otherwise have occurred. For further information, please refer to the prospectus and "fee waivers" on page 60 of this report. Bennington Capital Management assumed responsibility from State Street Bank and Trust Company for all investment decisions in this Portfolio as of September 7, 1994.


===============================Line Chart================================

Comparison of $10,000 investment in the U.S. Government Money Portfolio

A chart in the form of a line graph appears here, illustrating the change in value of a $10,000 investment in the U.S. Government Money Portfolio from inception of the Portfolio in April 1992 through December 1995. The data points from the graph are as follows:

          $10,000 INVESTMENT IN THE US GOVERNMENT MONEY PORTFOLIO

   Date         Monthly Return      10,000 in Fund
   30-Apr-92         0.22%             $10,000
   29-May-92         0.30%             $10,030
   30-Jun-92         0.30%             $10,060
   31-Jul-92         0.31%             $10,091
   31-Aug-92         0.28%             $10,120
   30-Sep-92         0.24%             $10,144
   30-Oct-92         0.24%             $10,169
   30-Nov-92         0.23%             $10,192
   31-Dec-92         0.24%             $10,217
   29-Jan-93         0.24%             $10,242
   26-Feb-93         0.21%             $10,263
   31-Mar-93         0.23%             $10,286
   30-Apr-93         0.22%             $10,309
   28-May-93         0.22%             $10,332
   30-Jun-93         0.22%             $10,354
   30-Jul-93         0.23%             $10,378
   31-Aug-93         0.23%             $10,402
   30-Sep-93         0.22%             $10,425
   29-Oct-93         0.23%             $10,449
   30-Nov-93         0.23%             $10,473
   31-Dec-93         0.31%             $10,505
   31-Jan-94         0.23%             $10,529
   28-Feb-94         0.21%             $10,551
   31-Mar-94         0.24%             $10,576
   29-Apr-94         0.27%             $10,604
   31-May-94         0.28%             $10,634
   30-Jun-94         0.29%             $10,665
   29-Jul-94         0.32%             $10,699
   31-Aug-94         0.33%             $10,734
   30-Sep-94         0.33%             $10,769
   31-Oct-94         0.35%             $10,807
   30-Nov-94         0.36%             $10,846
   31-Dec-94         0.43%             $10,893
   31-Jan-95         0.43%             $10,940
   28-Feb-95         0.40%             $10,984
   31-Mar-95         0.46%             $11,034
   28-Apr-95         0.45%             $11,084
   31-May-95         0.47%             $11,135
   30-Jun-95         0.45%             $11,185
   31-Jul-95         0.45%             $11,235
   31-Aug-95         0.44%             $11,285
   29-Sep-95         0.42%             $11,332
   31-Oct-95         0.42%             $11,380
   30-Nov-95         0.41%             $11,426
   29-Dec-95         0.41%             $11,473

                            Historical Returns

     1995................................................5.33%
     Annualized inception to December 31,1995............3.82%


The performance data quoted represents past performance and the investment return will fluctuate. Past performance does not guarantee future results. An investment in the U.S. Government Money Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

                              ACCESSOR FUNDS, INC.









                              Financial Statements
                                      as of
                                December 31, 1995

                           ACCESSOR FUNDS, INC.
                             Growth Portfolio
                         Schedule of Investments
                           December 31, 1995

            Description                                 Shares      Value
 COMMON STOCK - 96.9%
 Advertising - 0.8%
    Interpublic Group of Cos., Inc.  ..............      8,900  $  386,037
                                                                -----------
 Aerospace-Defense - 2.1%
    General Dynamics Corp.  .......................        900      53,212
    Raytheon Co.  .................................     20,400     963,900
                                                                -----------
                                                                 1,017,112
 Air Travel - 2.0%
    Delta Air Lines, Inc.  ........................     13,200     975,150
                                                                -----------
 Automobiles - 1.3%
    Chrysler Corp.  ...............................     12,000     664,500
                                                                -----------
 Banks - 2.6%
    NationsBank Corp.  ............................     13,300     926,013
    Republic New York Corp.  ......................        800      49,700
    Wells Fargo & Co.  ............................      1,300     280,800
                                                                -----------
                                                                 1,256,513

 Beverages-Soft Drinks - 3.3%
    Coca-Cola Co.  ................................        500      37,125
    Pepsico, Inc.  ................................     28,800   1,609,200
                                                                 ----------
                                                                 1,646,325
 Broadcasting - 2.9%
    Capital Cities\ABC, Inc.  .....................     11,500   1,418,812
                                                                 ----------
 Building Materials - 0.6%
    Owens-Corning Fiberglas Corp.*<F1>  ...........      6,700     300,663
                                                                 ----------
 Chemicals - 4.4%
    Dow Chemical Co.  .............................     12,900     907,837
    Eastman Chemical Co.  .........................      1,000      62,625
    Monsanto Co.  .................................      1,200     147,000
    Rohm & Haas Co.  ..............................      9,700     624,438
    Union Carbide Corp.  ..........................     11,400     427,500
                                                                 ----------
                                                                 2,169,400


 Commercial Services - 0.0%
    Ecolab, Inc.  .................................        300       9,000
                                                                 ----------
 Computer Software & Services - 2.8%
    Computer Associates International, Inc.  ......     24,450   1,390,594
                                                                 ----------
 Computers - 4.6%
    Compaq Computer Corp.*<F1>  ...................     26,600   1,276,800
    Digital Equipment Corp.*<F1>  .................        400      25,650
    International Business Machines Corp.  ........     10,600     972,550
                                                                 ----------
                                                                 2,275,000
 Cosmetics & Toiletries - 0.0%
    Alberto Culver Co.  Class B....................        700  $   24,062
                                                                 ----------
 Drugs & Pharmaceuticals - 13.9%
    Abbott Laboratories  ..........................     25,100   1,047,925
    Bristol-Myers Squibb Co.  .....................     21,300   1,829,138
    Johnson & Johnson  ............................     14,100   1,207,312
    Merck & Co., Inc.  ............................     18,600   1,222,950
    Schering-Plough Corp.  ........................     27,900   1,527,525
                                                                 ----------
                                                                 6,834,850
 Electric Utilities - 1.9%
    Consolidated Edison Co. of New York  ..........     28,600     915,200
                                                                 ---------
 Electrical Equipment  - 0.7%
    Honeywell, Inc.  ..............................      4,800     233,400
    Thomas & Betts Corp.  .........................      1,700     125,375
                                                                 ----------
                                                                   358,775

  Electronics - 2.4%
    National Service Industries, Inc.  ............     12,500     404,688
    Tektronix,  Inc.  .............................     16,200     795,825
                                                                 ----------
                                                                 1,200,513
  Electronics-Semiconductors - 3.0%
    Micron Technology, Inc.  ......................      8,300     328,888
    Texas Instruments, Inc.  ......................     22,500   1,164,375
                                                                 ----------
                                                                 1,493,263

  Entertainment - 2.0%
    King World Productions, Inc.*<F1>  ............     25,100     975,763
                                                                 ----------


  Food - Processing - 9.4%
    Archer-Daniels Midland Co.  ...................     18,300     329,400
    Campbell Soup Co.  ............................     21,100   1,266,000
    Heinz Co., H.J.  ..............................     37,200   1,232,250
    Hershey Foods Corp.  ..........................        700      45,500
    Philip Morris Cos., Inc.  .....................     16,900   1,529,450
    Sara Lee Corp.  ...............................      6,800     216,750
                                                                 ----------
                                                                 4,619,350

 Hardware & Tools - 2.1%
    Snap-On Tools Corp.  ..........................     22,400   1,013,600
                                                                 ----------
 Holding Companies-Diversified - 0.2%
    Whitman Corp.  ................................      3,800      88,350
                                                                 ----------

 Hospital Management - 1.7%
    U.S. Healthcare, Inc.  ........................     17,900  $  830,113
                                                                -----------
 Household Products - 3.1%
    Clorox Co.  ...................................      1,200      85,950
    Newell Co.  ...................................     37,900     980,663
    Procter & Gamble Co.  .........................      5,700     473,100
                                                                -----------
                                                                 1,539,713
 Insurance - 2.8%
    Allstate Corp.  ...............................     14,523     597,258
    Lincoln National Corp.  .......................        300      16,125
    Transamerica Corp.  ...........................     10,200     743,325
                                                                 ----------
                                                                 1,356,708
 Machinery-Diversified - 2.5%
    Applied Materials, Inc.*<F1>  .................     27,100   1,063,675
    Dover Corp.  ..................................      4,500     165,937
                                                                 ----------
                                                                 1,229,612
 Manufacturing-Diversified - 0.6%
    Millipore Corp.  ..............................        900      37,013
    Parker Hannifin Corp.  ........................      6,300     215,775
    Teledyne, Inc.  ...............................      1,010      25,881
                                                                 ----------
                                                                   278,669

 Medical Equipment & Supplies - 2.7%
    Becton, Dickinson & Co.  ......................     13,400   1,005,000
    Medtronic, Inc.  ..............................      5,800     324,075
                                                                 ----------
                                                                 1,329,075
 Office Equipment & Supplies - 0.8%
    Harris Corp.  .................................      7,100     387,837
                                                                 ----------

 Oil & Gas - 3.2%
    Atlantic Richfield Co.  .......................      2,400     265,800
    Baker Hughes, Inc.  ...........................      1,900      46,312
    Consolidated Natural Gas Co.  .................        300      13,612
    Exxon Corp.  ..................................        800      64,100
    Mobil Corp.  ..................................      2,100     235,200
    Panhandle Eastern Corp.  ......................      2,800      78,050
    Pennzoil Co.  .................................     11,100     468,975
    Williams Companies, Inc.  .....................      9,600     421,200
                                                                 ----------
                                                                 1,593,249
 Publishing News - 1.3%
    Tribune Co.  ..................................     10,100     617,363
                                                                 ----------

 Restaurants - 1.2%
    Wendy's International, Inc.  ...................     27,500  $  584,375
                                                                -----------
 Retail Stores - 2.1%
    Kroger Co.*<F1>  ..............................     28,200   1,057,500
                                                                 ----------
 Retail-Trade - 2.4%
    Sears Roebuck & Co.  ..........................     17,500     682,500
    TJX Companies, Inc.  ..........................     26,500     500,188
                                                                 ----------
                                                                 1,182,688
 Telecommunications - 7.3%
    Ameritech Corp.  ..............................     18,400   1,085,600
    Bell Atlantic Corp.  ..........................      5,800     387,875
    Bellsouth Corp.  ..............................      5,000     217,500
    GTE Corp.  ....................................      1,700      74,800
    NYNEX Corp.  ..................................      1,200      64,800
    SBC Communications, Inc.  .....................     15,100     868,250
    Sprint Corp.  .................................     22,600     901,175
                                                                 ----------
                                                                 3,600,000
 Transportation - 2.0%
    Pittston Services Group*<F1>  .................     31,200     978,900
                                                                 ----------



 Trucking & Freight - 0.2%
    Roadway Services, Inc.  .......................      2,200     107,525
                                                                 ----------

       TOTAL COMMON STOCK - (Identified Cost  $41,771,364)      47,706,159
                                                                -----------

                                                      Principal
                               Interest   Maturity     Amount
                               Rate (1)     Date       (000)
                                 <F2>
 SHORT-TERM INVESTMENT - 3.1%
 Federal National
  Mortgage Association ......   5.50%    01/02/1996  $ 1,535     1,534,765
  (Identified Cost  $1,534,765)


 TOTAL INVESTMENTS - 100.0% - (Identified Cost $43,306,129)   $ 49,240,924
                                                              =============


<F1> * Non-income producing security.</F1>
<F2> (1) Yield at the time of purchase.</F2>

     See notes to financial statements


                              ACCESSOR FUNDS, INC.
                            Value & Income Portfolio
                             Schedule of Investments
                                December 31, 1995

            Description                                 Shares      Value
 COMMON STOCK - 98.5%
 Aerospace-Defense - 2.6%
    Boeing Co.  ...................................        400  $   31,350
    McDonnell Douglas Co.  ........................      2,500     230,000
    Northrop Grumman Corp.  .......................      3,700     236,800
    Raytheon Co.  .................................      3,400     160,650
                                                                -----------
                                                                   658,800

 Air Travel - 1.3%
    AMR Corp.  ....................................        600      44,550
    Delta Air Lines, Inc.  ........................      3,700     273,337
                                                                -----------
                                                                   317,887
 Automobiles - 5.2%
    Chrysler Corp.  ...............................      8,600     476,225
    Ford Motor Co.  ...............................      3,300      95,700
    General Motors Corp.  .........................      9,600     507,600
    Paccar, Inc.  .................................      5,400     226,800
                                                                -----------
                                                                 1,306,325

 Automobiles & Related - 2.0%
    Cummins Engine, Inc.  .........................      5,100     188,700
    Dana Corp.  ...................................      2,500      73,125
    Varity Corp.*<F3>  ............................      6,500     241,312
                                                                 ----------
                                                                   503,137


 Banks - 12.5%
    Banc One Corp.  ...............................     12,000     453,000
    BankAmerica Corp.  ............................      4,300     278,425
    Chemical Banking Corp.  .......................      8,300     487,625
    Citicorp  .....................................      1,400      94,150
    CoreStates Financial Corp.  ...................      2,500      94,687
    First Chicago NBD BanCorp, Inc.  ..............        500      19,750
    First Interstate Bancorp  .....................        800     109,200
    First Union Corp.  ............................      2,100     116,812
    KeyCorp  ......................................      1,200      43,500
    Mellon Bank Corp.  ............................      6,100     327,875
    NationsBank Corp.  ............................      7,500     522,187
    PNC Bank Corp.  ...............................      9,000     290,250
    Republic New York Corp.  ......................        900      55,912
    Wells Fargo & Co.  ............................      1,100     237,600
                                                                 ----------
                                                                 3,130,973
Chemicals - 3.3%
    Dow Chemical Co.  .............................      2,700     190,012
    Du Pont (E.I.) de Nemours & Co.  ..............      2,500     174,687
    Eastman Chemical Co.  .........................      2,600     162,825
    PPG Industries, Inc.  .........................      1,900      86,925
    Union Carbide Corp.  ..........................      5,700     213,750
                                                                 ----------
                                                                   828,199
 Computers - 4.8%
    Compaq Computer Corp.  ........................      3,500  $  168,000
    Digital Equipment Corp.*<F3>  .................      3,900     250,088
    International Business Machines Corp.  ........      8,600     789,050
                                                                 ----------
                                                                 1,207,138

 Computer Software & Services - 0.1%
    Computer Associates International, Inc.  ......        300      17,063
                                                                 ----------

 Drugs & Pharmaceuticals - 1.7%
    Bristol-Myers Squibb Co.  .....................      3,300     283,387
    Schering-Plough  ..............................      2,600     142,350
                                                                 ----------
                                                                   425,737



 Electric Utilities - 7.0%
    Detroit Edison Co.  ...........................      4,500     155,250
    Entergy Corp.  ................................     10,000     292,500
    Ohio Edison Co.  ..............................     11,500     270,250
    Pacific Gas & Electric Co.  ...................     13,100     371,712
    Philadephia Electric Co.  .....................      3,700     111,462
    Public Service Enterprises Group  .............      6,900     211,312
    SCECorp.  .....................................      1,300      23,075
    Unicom Corp.  .................................      9,900     324,225
                                                                 ----------
                                                                  1,759,786

 Electronics-Semiconductors - 1.7%
    Micron Technology, Inc.  ......................      2,200      87,175
    National Semiconductor Corp.  .................      6,400     142,400
    Texas Instruments, Inc.  ......................      3,900     201,825
                                                                 ----------
                                                                   431,400

 Financial Services - 5.3%
    Federal National Mortgage Association  ........      3,800     471,675
    Transamerica Corp.  ...........................      4,100     298,787
    Travelers Group, Inc.  ........................      8,800     553,300
                                                                 ----------
                                                                 1,323,762

 Food Processing - 2.1%
    Philip Morris Cos., Inc.  .....................      3,300     298,650
    Ralston-Ralston Purina Group  .................      3,800     237,025
                                                                 ----------
                                                                   535,675

 Holding Companies-Diversified - 1.3%
    Textron, Inc.  ................................      4,900     330,750
                                                                 ----------

 Household Products - 0.7%
    Premark International, Inc.  ..................      3,700     187,312
                                                                 ----------


 Insurance - 2.9%
    Allstate Corp.  ...............................      7,972  $  327,849
    Loews Corp.  ..................................      5,000     391,875
                                                                 ----------
                                                                   719,724
 Leisure Time - 0.4%
    Brunswick Corp.  ..............................      1,000      24,000
    Outboard Marine Corp.  ........................      3,200      65,200
                                                                 ----------
                                                                    89,200

 Miscellaneous-Manufacturing - 1.9%
    Millipore Corp.  ..............................      3,900     160,388
    Parker Hannifin Corp.  ........................      7,600     260,300
    Trinova Corp.  ................................      1,900      54,388
                                                                 ----------
                                                                   475,076

 Metals - 2.1%
    ASARCO, Inc.  .................................      5,100     163,200
    Cyprus Amax Minerals Co.  .....................      2,400      62,700
    Phelps Dodge Corp.  ...........................      4,800     298,800
                                                                 ----------
                                                                   524,700

 Oil & Gas - 16.9%
    Amoco Corp.  ..................................      5,900     424,062
    Atlantic Richfield Co.  .......................      2,100     232,575
    Chevron Corp.  ................................      2,400     126,000
    Coastal Corp.  ................................      7,600     283,100
    Exxon Corp.  ..................................     18,000   1,442,250
    Mobil Corp.  ..................................      3,700     414,400
    Occidental Petroleum Corp.  ...................     10,500     224,438
    Panhandle Eastern Corp.  ......................     10,900     303,838
    Phillips Petroleum Co.  .......................      6,400     218,400
    Royal Dutch Petroleum Co.  ....................      4,100     578,613
                                                                 ----------
                                                                 4,247,676

 Packaging & Containers - 1.0%
    Temple-Inland, Inc.   .........................      5,600     247,100
                                                                 ----------


 Paper & Forest Products - 2.7%
    Boise Cascade Corp.  ..........................      2,200      76,175
    Champion International Corp.  .................      5,800     243,600
    Weyerhaeuser Co.  .............................      7,600     328,700
    Willamette Industries, Inc.  ..................        700      39,200
                                                                 ----------
                                                                   687,675

 Publishing & Printing - 0.3%
    American Greetings Corp. Class A...............      2,700      74,588
                                                                 ----------

 Railroads - 1.9%
    Burlington Northern, Santa Fe  ................      1,900  $  148,200
    CSX Corp.  ....................................      7,200     328,500
                                                                -----------
                                                                   476,700

 Restaurants - 0.5%
    Ryans Family Steak House, Inc.  ...............     15,800     108,625
    Wendy's International, Inc.  ..................      1,400      29,750
                                                                -----------
                                                                   138,375

 Retail -Trade - 1.7%
    Dillard Department Stores, Inc. Class A........      3,800     108,300
    Penney (J.C.) Co., Inc.  ......................      1,500      71,438
    Price/Costco, Inc.*<F3>  ......................      1,600      24,400
    Sears Roebuck & Co.  ..........................      5,500     214,500
                                                                -----------
                                                                   418,638

 Retail-Specialty - 0.8%
    Circuit City Stores, Inc.  ....................      7,600     209,950
                                                                -----------

 Security & Commodity Brokers - 1.3%
    Dean Witter Discover & Co.  ...................      1,100      51,700
    Merrill Lynch & Co., Inc.  ....................        700      35,700
    Salomon, Inc.  ................................      7,100     252,050
                                                                ----------
                                                                   339,450

 Shoes & Leather - 1.1%
    Reebok International, Ltd.  ...................      9,600     271,200
                                                                -----------


 Telecommunications - 8.5%
    BellSouth Corp.  ..............................      6,200     269,700
    GTE Corp.  ....................................      5,000     220,000
    MCI Communications Corp.  .....................      3,700      96,663
    NYNEX Corp.  ..................................      9,800     529,200
    Pacific Telesis Group  ........................     13,800     464,025
    SBC Communications, Inc.  .....................      2,000     115,000
    Sprint Corp.  .................................     11,100     442,613
                                                                 ----------
                                                                 2,137,201

 Tires & Rubber - 1.5%
    Goodyear Tire & Rubber Co.  ...................      8,100     367,538
                                                                 ----------

 Transportation-Miscellaneous - 1.4%
    Pittston Services Group  ......................      5,600     175,700
    Ryder Systems, Inc.  ..........................      7,500     185,625
                                                                 ----------
                                                                   361,325

 TOTAL COMMON STOCK - (Identified Cost $21,339,875)             24,750,060
                                                                -----------

UNIT INVESTMENT TRUST - 0.8%
    Standard & Poor's Depository Receipts                3,400  $  209,047
     (Identified Cost  $207,948)                                -----------


                                                      Principal
                               Interest   Maturity     Amount
                               Rate (1)     Date       (000)
                                 <F4>
 SHORT-TERM INVESTMENTS - 0.7%
   U.S. Treasury Bill  ......   5.21%     03/14/96    $    180     178,127
   (Identified Cost  $178,078)                                   __________


 TOTAL INVESTMENTS - 100.0% -  (Identified Cost  $21,725,901) $ 25,137,234
                                                              ============


<F3> * Non-income producing security.</F3>
<F4> (1) Yield at time of purchase.</F4>


     See notes to financial statements

                               ACCESSOR FUNDS, INC.
                           Small to Mid Cap Portfolio
                             Schedule of Investments
                                December 31, 1995

            Description                                 Shares      Value
COMMON STOCK - 100.0%
 Advertising - 0.5%
    Omnicom Group, Inc.  ..........................      6,600  $  245,850
                                                                ____________
 Aerospace-Defense - 0.1%
    Thiokol Corp.  ................................      2,100      71,138
                                                                ____________
 Apparel & Textiles - 0.6%
    Dixie Yarns, Inc.  ............................      1,113       4,313
    Nautica Enterprises, Inc.*<F5>  ...............      5,200     223,600
    Tandy Brand Accessories, Inc.*<F5>  ...........        950       5,938
    Unifirst Corp. ................................      2,500      45,000
    Varsity Spirit Corp.  .........................      2,150      31,175
                                                                ____________
                                                                   310,026

 Automobiles - 0.0%
    Oshkosh Truck Corp. Class B  ..................        500       7,500
                                                                ____________
 Automobiles & Related - 0.2%
    Autocam Corp.*<F5>  ...........................      1,858      25,547
    Douglas & Lomason Co.  ........................        900      10,350
    Smith (A.O.) Corp.   ..........................      2,400      49,800
    Strattec Security Corp.*<F5>  .................        720      12,420
                                                                ____________

                                                                     98,117
 Automobiles-Replacement Parts - 0.2%
    Myers Indiana, Inc.  ..........................        989      16,195
    Wynns International, Inc.  ....................      2,100      62,213
                                                                ____________
                                                                    78,408
 Banks - 7.3%
    Bank of New Hampshire Corp.  ..................      3,400     146,200
    BanPonce Corp.  ...............................      4,300     166,625
    BayBanks, Inc.  ...............................      1,500     146,625
    City National Corp.  ..........................     12,300     172,200
    Commerce Bancorp, Inc. ........................      7,700     169,400
    Cullen/Frost Bankers, Inc.  ...................      1,800      89,550
    Deposit Guaranty Corp.  .......................      4,500     200,250
    Farmers Capital Bank Corp.  ...................        100       4,100
    First Citizens Bancshares, Inc.  ..............      2,000     107,500
    Firstier Financial, Inc.  .....................      1,550      67,037
    Fulton Financial Corp.  .......................      1,100      22,000
    Investors Financial Services Corp. Class A*<F5>         75       1,537
    Investors Financial Service Corp.*<F5>  .......        391       8,015
    Keystone Financial, Inc.  .....................      3,800     112,100
    Mid-Am, Inc.  .................................      4,169      68,267
    Northern Trust Corp.  .........................     11,400     631,275
    North Fork Bancorporation, Inc.  ..............     12,949     326,962
    River Forest Bancorp Inc.  ....................      1,700      42,925
    Trustco Bank Corp. NY  ........................      4,152      91,344
    Union Bank of San Francisco  ..................      5,700     306,375
    Union Planters Corp.  .........................      7,102     226,376
    United Carolina Bancshares  ...................      4,000     135,000
    United Counties Bancorporation  ...............        300  $   68,400
    Vermont Financial Services Corp.  .............      3,500     120,750
    Westamerica Bancorporation  ...................      4,400     188,100
                                                                ____________
                                                                 3,618,913

 Beverages-Alcoholic - 0.2%
    Robert Mondavi Corp. Class A*<F5>  ............      4,300     118,250
                                                                ____________
 Broadcasting - 0.3%
    BHC Communications, Inc. Class A  .............      1,700     160,650
                                                                ____________
 Building Materials - 1.7%
    Carlisle Cos., Inc.  ..........................      3,100     125,162
    Florida Rock Industries, Inc.  ................        300       8,775
    International Aluminum Corp.  .................      1,900      54,625
    NCI Building Systems, Inc.*<F5>  ..............     13,400     326,625
    Texas Industries, Inc.  .......................      6,000     318,000
                                                                ____________
                                                                   833,187
 Chemicals - 2.6%
    Aceto Corp.  ..................................        946      14,427
    Airgas, Inc.*<F5>  ............................      4,500     149,625
    Blessings Corp.  ..............................      1,600      16,600
    Cabot Corp.  ..................................      6,700     360,963
    Cambrex Corp.  ................................      3,900     161,362
    Chemed Corp.  .................................      8,100     314,887
    Petrolite Corp.  ..............................      1,000      27,250
    Synalloy Corp.  ...............................      6,100     125,050
    WD-40 Co.  ....................................      2,900     117,450
                                                                ____________
                                                                 1,287,614
 Commercial Services - 2.1%
    Concord EFS, Inc.*<F5>  .......................      8,300     342,375
    Devry, Inc.*<F5>  .............................      4,600     124,200
    Electro Rent Corp.*<F5>  ......................      3,075      63,806
    Labone, Inc.  .................................      2,900      40,600
    LSB Industries, Inc.  .........................      5,000      21,875
    Regis Corp.  ..................................      2,000      47,000
    Robert Half International, Inc.*<F5>  .........      4,800     201,000
    Wallace Computer Services, Inc.  ..............      3,700     202,113
                                                                ____________
                                                                 1,042,969
 Computer Software & Services - 4.2%
    Analysts International Corp.  .................      6,800     204,000
    Banctec, Inc.*<F5>  ...........................      1,350      24,975
    Computer Horizons Corp.*<F5>  .................     17,800     663,050
    Electronics for Imaging Inc.*<F5>  ............     11,600     498,800
    McAfee Associates*<F5>  .......................     10,300     440,325
    Medicus Systems Corp.  ........................      4,900      37,975
    Sun Guard Data Systems, Inc.*<F5>  ............      4,200  $  116,550
    Walker Interactive Systems*<F5>  ..............     12,500      92,188
                                                                ____________
                                                                 2,077,863
 Computers - 5.7%
    Auspex Systems, Inc.*<F5>  ....................      7,000     126,000
    Computervision Corp.*<F5>  ....................     55,700     856,388
    DH Technology, Inc.*<F5>  .....................      6,500     147,875
    Fair Isaac & Co., Inc.  .......................      3,700      91,575
    Iomega Corp.*<F5>  ............................      8,900     432,763
    Optical Data Systems, Inc.*<F5>  ..............     11,100     271,950
    Seagate Technology, Inc.*<F5>  ................     18,700     888,250
                                                                ____________
                                                                 2,814,801
 Construction & Mining Equipment - 0.1%
    Terex Corp.*<F5>  .............................      8,800      41,800
                                                                ____________
 Cosmetics & Toiletries - 0.3%
    Block Drug Co., Inc. Class A  .................        657      22,666
    Maybelline, Inc.  .............................        200       7,250
    Nature's Sunshine Products, Inc.  .............      5,170     126,665
                                                                ____________
                                                                   156,581

 Drugs & Pharmaceuticals - 1.2%
    Barr Labs, Inc.*<F5>  .........................        200       5,950
    Neurogen Corp.*<F5>  ..........................     15,000     403,125
    Rhone-Poulenc Rorer, Inc.  ....................        700      37,275
    Syncor International Corp.*<F5>  ..............      5,700      38,475
    Watson Pharmaceuticals, Inc.*<F5>  ............      2,580     126,098
                                                                ____________
                                                                   610,923

 Electric Utilities - 4.5%
    Bangor Hydro Electric Co.  ....................      3,600      41,400
    Commonwealth Energy System Inc.  ..............      1,600      71,600
    Destec Energy, Inc.*<F5>  .....................     13,800     189,750
    IES Industries, Inc.  .........................      6,900     182,850
    Illinova Corp.  ...............................      2,300      69,000
    LG&E Energy Corp.  ............................      5,600     236,600
    Portland General Corp.  .......................     15,300     445,613
    Southwestern Public Service Co.  ..............     27,600     903,900
    Unitil Corp. ..................................      2,000      42,000
    York Research Corp.*<F5>  .....................     11,000      57,750
                                                                ____________
                                                                 2,240,463
 Electrical Equipment - 0.8%
    Kemet Corp.*<F5>  .............................      9,800     232,750
    Kuhlman Corp.  ................................      4,300      53,750
    Woodhead Industries Inc.  .....................      9,000     126,000
                                                                ____________
                                                                   412,500

 Electronics - 5.3%
    Aurora Electronics, Inc.*<F5>  ................      9,400  $   19,387
    BMC Industries, Inc.  .........................     27,000     627,750
    Dynatech Corp.*<F5>  ..........................      6,700     113,900
    HADCO Corp.*<F5>  .............................     17,100     480,937
    Harman International Industries, Inc.  ........      3,885     155,885
    Logicon, Inc.  ................................      9,800     269,500
    Macromedia, Inc.*<F5>  ........................      3,700     191,938
    SCI Systems, Inc.*<F5>  .......................     18,600     571,950
    Stratacom, Inc.*<F5>  .........................        500      36,500
    Tencor Instruments*<F5>  ......................      3,000      72,750
    Zygo Corp.*<F5>  ..............................      3,150      77,963
                                                                ____________
                                                                 2,618,460
 Electronics-Semiconductors - 3.4%
    Dallas Semiconductor Corp.  ...................      9,800     203,350
    International Rectifier Corp.*<F5>  ...........      2,600      65,000
    Maxim Integrated Products, Inc.*<F5>  .........     17,600     673,200
    Photronics, Inc.*<F5>  ........................     18,700     500,225
    S3, Inc.*<F5>  ................................     12,600     220,500
                                                                ____________
                                                                  1,662,275
 Engineering & Construction - 0.2%
    Pitt-Des Moines, Inc.  ........................      2,400      91,800
                                                                ____________
 Entertainment - 0.5%
    AMC Entertainment, Inc.*<F5>  .................     10,700     250,112
                                                                ____________
 Environmental Control - 0.5%
    Continental Waste Industries, Inc.*<F5>  ......      7,167      78,833
    Ecology & Environment, Inc. Class A  ..........      1,465      12,269
    Isco, Inc.  ...................................        790       7,307
    Met Pro Corp.  ................................      6,300      92,138
    Sanifill, Inc.*<F5>  ..........................        800      26,700
    United Waste Systems, Inc.*<F5>  ..............      1,400      51,450
                                                                ____________
                                                                   268,697

 Financial Services - 1.9%
    First USA, Inc.  ..............................      1,500      66,562
    Green Tree Financial Corp.  ...................     21,000     553,875
    National Auto Credit, Inc.*<F5>  ..............      3,700      60,125
    Pioneer Group, Inc.  ..........................      1,200      31,800
    The Money Store, Inc.  ........................     15,187     235,399
                                                                ____________
                                                                   947,761

 Food-Processing - 1.9%
    Cagle's, Inc. Class A  ........................      5,400      75,600
    FoodBrands America, Inc.*<F5> .................      5,700      65,550
    IBP, Inc.  ....................................     11,600     585,800
    International Multifoods Corp.  ...............      5,800  $  116,725
    Tasty Baking Corp.  ...........................      5,800      70,325
    Wholesome & Hearty Foods, Inc.*<F5>  ..........      1,000       7,625
                                                                ____________
                                                                   921,625

 Food Wholesalers - 0.3%
    Nash-Finch Co.  ...............................      5,600      99,400
    Richfood Holdings, Inc.  ......................      1,530      40,928
                                                                ____________
                                                                   140,328

 Furnishings & Appliances - 0.3%
    Kimball International, Inc. Class B  ..........      1,800      45,000
    Lifetime Hoan Corp.*<F5>  .....................        120       1,050
    National Presto Industries, Inc.  .............      1,000      39,750
    Thomas Industries, Inc.  ......................      3,400      79,900
                                                                ____________
                                                                   165,700

 Gas & Pipeline Utilities - 0.5%
    Atmos Energy Corp.  ...........................      5,300     121,900
    Pennsylvania Enterprises, Inc.  ...............      1,700      64,388
    Southern Union Co.*<F5>  ......................      1,443      36,436
                                                                ____________
                                                                   222,724

 Hardware & Tools - 0.1%
    Starrett (L.S.) Co. Class A  ..................      1,000      25,875
                                                                ____________
 Holding Companies-Diversified - 1.6%
    Berkshire Hathaway, Inc.*<F5>  ................         24     770,520
                                                                ____________
Homebuilding - 0.2%
    Champion Enterprises, Inc.*<F5>  ..............        200       6,175
    D.R. Horton, Inc.*<F5>  .......................      5,520      64,860
    NVR, Inc.*<F5>  ...............................      4,600      46,000
                                                                 ___________
                                                                   117,035

 Hotel-Motel - 0.9%
    La Quinta Motor Inns, Inc.  ...................      6,162     168,685
    Marcus Corp.  .................................      9,500     260,062
                                                                ____________
                                                                   428,747

 Household Products - 0.7%
    Blyth Industries, Inc.*<F5>  ..................     10,200     300,900
    Catalina Lighting, Inc.*<F5>  .................      4,900      23,887
                                                                ____________
                                                                   324,787

 Industrial Machinery - 0.6%
    Helix Technology Corp.  .......................      7,800     308,100
                                                                ____________

 Industrial Materials - 0.1%
    Zoltek Cos., Inc.*<F5>  .......................      4,200  $   68,250
                                                                ____________

 Insurance - 9.2%
    American Bankers Insurance Group, Inc.  .......      8,700     339,300
    Argonaut Group, Inc.  .........................      3,600     117,000
    CMAC Investment Corp.  ........................      7,000     308,000
    Danielson Holding Corp.*<F5>  .................      8,100      55,687
    EMC Insurance Group, Inc.  ....................        300       3,975
    Foremost Corp. of America  ....................      6,100     309,575
    Fremont General Corp.  ........................      5,600     205,800
    HCC Insurance Holdings, Inc.*<F5>  ............      7,400     273,800
    Liberty Financial Co.  ........................        579      17,515
    Maxicare Health Plans, Inc.*<F5>  .............     37,100     997,063
    Midland Co.  ..................................      1,400      68,425
    Old Republic International Corp.  .............     27,000     958,500
    Orion Capital Corp.  ..........................      3,000     130,125
    PXRE Corp.  ...................................      6,000     159,000
    Reinsurance Group of America  .................      1,000      36,625
    Stewart Information Services Corp.  ...........        850      18,275
    Trenwick Group, Inc.  .........................      4,000     224,000
    Vesta Insurance Group, Inc.  ..................      6,100     332,450
                                                                ____________
                                                                  4,555,115


 Leisure Time - 1.1%
    Anthony Industries, Inc.  .....................      4,585     105,455
    Callaway Golf Co.  ............................     13,400     303,175
    Coachmen Industries, Inc.  ....................      3,600      78,300
    Thor Industries, Inc.  ........................      2,500      48,438
                                                                ____________
                                                                   535,368

 Machinery-Diversified - 1.8%
    AGCO Corp.  ...................................      2,400     122,400
    Fedders Corp.  ................................     20,700     119,025
    Kulicke & Soffa Industries, Inc.  .............      1,200      27,600
    Manitowoc Company, Inc.  ......................      1,600      49,000
    Park-Ohio Industries*<F5>  ....................      4,900      79,013
    Portec, Inc.*<F5>  ............................      2,614      25,160
    Raymond Corp.*<F5>  ...........................      5,545     126,149
    Regal-Beloit Corp.  ...........................     15,500     337,125
    Salem Corp.  ..................................        750      15,750
                                                                ____________
                                                                   901,222

 Manufactured Housing - 0.0%
    McGrath Rentcorp.  ............................      1,200      22,200
                                                                ____________


 Manufacturing - 1.3%
    Gorman Rupp Co.  ..............................      1,400  $   21,700
    Graco, Inc.  ..................................      5,100     155,550
    Innovex, Inc.  ................................      4,950      75,487
    Lydall, Inc.*<F5>  ............................      7,800     177,450
    Raven Industries, Inc.  .......................        650      11,375
    Shelter Components Corp.  .....................      4,450      72,869
    Tredegar Industries, Inc.  ....................      4,400     143,000
                                                                ____________
                                                                   657,431

 Medical Equipment & Supplies - 4.0%
    ADAC Laboratories  ............................      5,700      67,687
    American Medical Response, Inc.*<F5>  .........      1,000      32,500
    Beckman Instruments, Inc.  ....................        800      28,300
    Bio-Rad Laboratories, Class A*<F5>  ...........      5,500     233,062
    Coherent, Inc.*<F5>  ..........................      6,400     259,200
    Diagnostic Products Corp.  ....................      9,700     367,387
    Endosonics Corp.*<F5>  ........................      6,200      92,225
    Landauer, Inc.  ...............................      5,000     108,750
    Life Technologies, Inc.  ......................      1,000      26,625
    Marquette Electric, Inc. Class A*<F5>  ........      1,600      32,400
    MediSense, Inc.*<F5>  .........................      1,900      60,088
    North American Biologicals, Inc.*<F5>  ........     14,800     159,100
    Physician Sales & Services, Inc.*<F5>  ........     11,100     310,800
    Target Therapeutics, Inc.*<F5>  ...............      5,200     222,300
                                                                ____________
                                                                 2,000,424


 Medical Facilities Management - 2.4%
    Advantage Health Corp.*<F5>  ..................      5,000     216,250
    Apria Healthcare Group, Inc.*<F5>  ............      3,200      90,400
    Genesis Health Ventures, Inc.*<F5>  ...........      3,200     116,800
    Health Management Associates, Inc. Class A*<F5>      2,250      58,781
    Living Centers of America, Inc.*<F5>  .........      1,400      49,000
    Renal Treatment Centers, Inc.*<F5>  ...........      7,800     343,200
    Salik Health Care Special*<F5>  ...............      2,150      79,550
    Universal Health Services, Inc. Class B*<F5>         5,200     230,750
                                                                ____________
                                                                 1,184,731
 Metals - 1.4%
    Barnes Group, Inc.  ...........................      5,000     180,000
    Castle (A.M.) & Co.  ..........................     10,250     288,281
    Handy & Harman  ...............................      3,800      62,700
    Varlen Corp.  .................................      7,205     154,908
                                                                ____________
                                                                   685,889

 Mining - 0.3%
    Cleveland Cliffs, Inc.  .......................      1,100      45,100
    Coeur D'Alene Mines Corp.  ....................      6,300     107,887
                                                                ____________
                                                                   152,987

 Office Equipment & Supplies - 0.6%
    American Business Products, Inc.  .............      5,350  $  152,475
    CSS Industries, Inc.*<F5>  ....................      1,400      30,800
    Standard Register Co.  ........................      4,600      92,575
    United Stationers, Inc.  ......................        266       7,249
                                                                ____________
                                                                   283,099

 Oil & Gas - 3.9%
    Alexander Energy Corp.  .......................     10,900      48,369
    Atwood Oceanics, Inc.*<F5>  ...................      3,600      90,900
    BJ Services*<F5>  .............................        731      21,199
    Chesapeake Energy*<F5>  .......................      4,150     137,987
    Fina, Inc.  ...................................        100       5,050
    Giant Industries, Inc.  .......................      5,400      66,150
    KN Energy, Inc.  ..............................      8,142     237,136
    National Fuel Gas Co.  ........................     13,500     453,938
    Newpark Resources, Inc.*<F5>  .................      3,695      82,214
    Penn Virginia Corp.  ..........................        900      29,025
    Phoenix Resource Co., Inc.  ...................      9,500     163,875
    Quaker State Corp.  ...........................      5,300      66,913
    Sonat Offshore Drilling Co.  ..................      9,000     402,750
    Ultramar Corp.  ...............................      5,400     139,050
                                                                ___________
                                                                 1,944,556
 Packaging & Containers - 0.3%
    Aptargroup, Inc.  ................................   4,200     156,975
                                                                ____________
 Paper & Forest Products - 0.7%
   American Filtrona Corp.  ......................        500      16,750
    Bowater, Inc.  ................................     8,800     312,400
    Consolidated Papers, Inc.  ....................       600      33,675
                                                                 ___________
                                                                  362,825

 Publishing & Printing - 0.4%
    Devon Group, Inc.*<F5>  .......................      2,800      81,200
    Wiley (John) & Sons, Inc. Class A  ............      2,800      91,700
                                                                ____________
                                                                   172,900

 Publishing News - 1.4%
    Central Newspapers, Inc. Class A  .............      5,800     181,975
    Pulitzer Publishing Co.  ......................     10,500     501,375
                                                                ____________
                                                                   683,350

 Real Estate - 0.8%
    HGI Realty, Inc.  .............................     17,100     391,162
                                                                ____________


 Restaurants - 0.6%
    Apple South, Inc.  ............................     10,700  $  227,375
    Applebee's International, Inc.  ...............      2,000      45,500
    Dave & Busters, Inc.*<F5>  ....................      1,080      13,095
                                                                ____________
                                                                   285,970

Retail Stores-Drug - 1.5%
    Eckerd Corp.*<F5>  ............................     16,400     731,850
                                                                ____________
 Retail Stores-Food - 0.7%
    Casey General Stores, Inc.  ...................      6,700     144,887
    Ingles Markets, Inc. Class A  .................      9,400     102,225
    Ruddick Corp.  ................................      6,600      75,900
    Weis Markets, Inc.  ...........................        800      22,600
                                                                ____________
                                                                   345,612

 Retail-Specialty - 1.4%
    CDW Computer Centers, Inc.*<F5>  ..............      6,600     262,350
    General Nutrition Cos., Inc.*<F5>  ............      1,300      29,900
    Leslie's Poolmart*<F5>  .......................      6,877      91,120
    Micro Warehouse, Inc.*<F5>  ...................        900      38,925
    Rex Stores Corp.*<F5>  ........................      8,500     150,875
    Russ Berrie & Company, Inc.  ..................      6,900      87,113
    Wolohan Lumber Co.  ...........................      1,200      11,700
                                                                ____________
                                                                   671,983

 Retail-Trade - 1.3%
    Alexander's, Inc.*<F5>  .......................        100       6,950
    Mens Warehouse, Inc.*<F5>  ....................         25         644
    One Price Clothing Stores, Inc.*<F5>  .........         50         138
    Patrick Industries, Inc.  .....................      3,700      51,800
    Ross Stores  ..................................     13,900     265,838
    Shopko Stores  ................................      3,100      34,875
    Waban Inc.*<F5>  ..............................     13,700     256,875
                                                                ____________
                                                                   617,120

 Savings & Loans - 4.8%
    Advantage Bancorp, Inc.  ......................      1,500      56,625
    Albank Financial Corp.  .......................        500      15,000
    Anchor BanCorp  ...............................      1,325      47,369
    Citfed Bancorp, Inc.  .........................      4,300     146,200
    Coastal Bancorp, Inc.  ........................      7,000     119,875
    CSF Holdings, Inc.*<F5>  ......................      5,500     217,937
    First Northern Capital Corp.  .................      1,100      17,325
    Great Financial Corp.  ........................      3,800      89,300
    Haven Bancorp, Inc.  ..........................      1,100      25,987
    North Side Savings Bank  ......................      3,800     114,475
    ONBANcorp, Inc.  ..............................      1,400      46,725
    Pacific Crest Capital, Inc.*<F5>  .............        206       1,442
    Peoples Bank-Bridgeport  ......................      5,200  $   98,800
    Peoples Heritage Financial Group, Inc.  .......     36,400     819,000
    TCF Financial Corp.  ..........................     11,000     364,375
    TR Financial Corp.  ...........................      5,600     142,800
    United Bankshares, Inc.  ......................      2,300      66,700
                                                                ____________
                                                                 2,389,935

 Security & Commodity Brokers - 2.2%
    BHC Financial, Inc.  ..........................     23,900     424,225
    Edwards (A.G.), Inc.  .........................      5,675     135,490
    McDonald & Company Investments, Inc.  .........      7,120     128,160
    Morgan Keegan, Inc.  ..........................      4,950      62,494
    Raymond James Financial, Inc.  ................      2,000      42,250
    Waterhouse Investor Services Inc.  ............     11,400     282,150
                                                                ____________
                                                                 1,074,769
 Shoes & Leather - 0.0%
    K-Swiss, Inc.  ................................        800       8,400
                                                                ____________
 Steel - 0.1%
    Roanoke Electric Steel Corp.  .................      2,400      39,900
    Schnitzer Steel Industries, Inc. Class A  .....        300       9,000
                                                                ____________
                                                                    48,900

 Telecommunications - 2.9%
    Aydin Corp.*<F5>  .............................      5,900      89,237
    C-Tec Corp.*<F5>  .............................      7,600     233,700
    Frontier Corp.  ...............................     28,200     846,000
    Intermedia Commerce of Florida*<F5>  ..........      5,800      98,600
    Lincoln Telecommunications Co.  ...............      8,300     175,337
                                                                ____________
                                                                 1,442,874
 Textiles - 0.3%
    Garan, Inc.  ..................................      7,800     131,625
                                                                ____________
 Transportation-Miscellaneous - 2.3%
    Alexander & Baldwin, Inc.  ....................      1,700      39,100
    GATX Corp.  ...................................      8,500     413,312
    PHH Corp.  ....................................      4,800     224,400
    Rollins Truck Leasing Corp.  ..................     10,300     114,588
    UAL Corp.*<F5>  ...............................      2,000     357,000
                                                                ____________
                                                                 1,148,400
 Trucking & Freight - 0.4%
    Arnold Industries, Inc.  ......................      8,300     144,213
    Matlack Systems, Inc.*<F5>  ...................      4,000      35,000
                                                                ____________
                                                                   179,213

 Water Utilities - 0.3%
    California Water Service Co.  .................      2,200  $   71,775
    Connecticut Water Service, Inc.  ..............        400      11,000
    SJW Corp.  ....................................      1,200      45,300
    Southwest Water Co.  ..........................        630       5,828
                                                                ____________
                                                                   133,903


  TOTAL INVESTMENTS - 100% -
        (Identified Cost $42,813,337)                         $ 49,461,137
                                                                ============


<F5> * Non-income producing security. </F5>

       See notes to financial statements

                              ACCESSOR FUNDS, INC.
                         International Equity Portfolio
                             Schedule of Investments
                                December 31, 1995

            Description                                 Shares      Value
 COMMON STOCK - 79.4%
 Australia - 1.9%
    Australian Gas & Light Co.  ...................     49,000  $  184,103
    Broken Hill Ordinary  .........................        453       6,404
    Capral Aliminium  .............................     28,000      68,746
    Faulding F.H. & Co. Limited  ..................      1,400       6,250
    National Australia Bank  ......................     12,179     109,640
    News Corporation Ordinary  ....................     24,000     128,206
    Pioneer International Limited  ................     39,000     100,685
    Westfield Holdings  ...........................     11,000     126,852
    WMC Limited  ..................................     20,000     128,563
                                                                ____________
                                                                   859,449

 Belgium - 0.9%
    Banque Bruxelles Lambert (BBL)  ...............        900     154,356
    Barco N.V.  ...................................      1,300     149,890
    Tessenderlo Chemie  ...........................        270      95,593
                                                                ____________
                                                                   399,839

 Denmark - 0.9%
    Ostasiatiske Kompagni Common  .................      2,900      58,010
    Scandinavian Mobility  ........................      4,500     107,857
    Sparekassen Bikube Common  ....................      2,200      72,950
    Tele Danmark A S "B"  .........................      3,000     163,814
                                                                ____________
                                                                   402,631

 Finland - 0.3%
    Kymmene  ......................................      2,000      52,947
    Metra B  ......................................      1,200      49,447
    Repola Oy  ....................................      2,500      47,192
                                                                ____________
                                                                   149,586

 France - 5.4%
    Accor  ........................................      1,430     185,040
    Axime Ex Segin*<F6> ...........................      3,300     254,053
    Castorama Dubois  .............................      1,900     311,170
    Cmb Packaging Group  ..........................      4,200     192,118
    Compagnie Francaise de Petroleum Total  .......      5,600     377,946
    Labinal  ......................................      1,200     133,061
    Michelin (CDGE) "B"  ..........................      4,300     171,491
    Rhone Poulenc  ................................         14         300
    Salomon  ......................................        600     349,193
    Sidel  ........................................      1,153     359,297
    Sidergie  .....................................        500      99,040
                                                                ____________
                                                                 2,432,709
 Germany - 4.6%
    Adidas AG*<F6> ................................      4,500     237,552
    Gehe AG*<F6> ..................................        125      62,369
    Kolbenschmidt AG*<F6> .........................      1,000  $  143,654
    Mannesmann AG  ................................        750     238,755
    Merck KGAA*<F6> ...............................      5,400     219,351
    Rheinisch-Westfaelisches Elektrizitaetswerk  ..        600     218,201
    SAP AG  .......................................      2,300     356,067
    SGL Carbon AG*<F6> ............................      3,600     281,172
    Siemens AG Ord  ...............................        630     346,193
                                                                ____________
                                                                 2,103,314

 Hong Kong - 2.6%
    ASM Pacific  ..................................    150,000     129,963
    Cheung Kong Limited  ..........................     38,000     231,450
    Guangdong Inv Limited Hk0.50  .................    234,000     140,709
    Hong Kong & China Gas Co.  ....................    131,000     210,908
    HSBC Holdings  ................................     14,800     223,923
    Kingboard Chemicals Holdings  .................    386,000      78,867
    Varitronix  ...................................     84,000     155,877
                                                                ____________
                                                                 1,171,697

 Ireland - 0.3%
    Bank of Ireland Common  .......................     10,435      78,854
    Grafton Group PLC  ............................      7,140      50,297
                                                                ____________
                                                                   129,151

 Italy - 1.8%
    CN ENI SPA*<F6> ...............................     74,000     259,035
    Safilo  .......................................     21,000     272,186
    Saipem  .......................................     53,000     122,346
    Telecom Italia  ...............................     39,400      61,380
    Telecomm Italia Mobile SPA*<F6> ...............     69,400     122,342
                                                                ____________
                                                                   837,289
 Japan - 32.3%
    Advantest  ....................................      6,000     307,886
    Canon  ........................................     30,000     543,157
    Chuetsu Pulp & Paper Co. Limited  .............     22,000     131,210
    Daiichi Corporation  ..........................     21,000     496,103
    Dainippon Screen  .............................     44,000     385,961
    Daiwa House Industry Y50  .....................     30,000     493,779
    Fujitsu Limited Ordinary  .....................     25,000     278,356
    Gunze Limited  ................................     80,000     484,098
    Hitachi  ......................................     51,000     513,531
    Hitachi Cable  ................................     34,000     240,635
    Honda Motor Co.  ..............................     30,000     618,677
    Hoya Corp.  ...................................     13,000     446,822
    Izumiya  ......................................     11,000     175,727
    Kasumi  .......................................     47,000     486,905
    Keyence Corp.  ................................      2,000  $  230,430
    Kokusai Electric  .............................      3,000      62,739
    Minebea Co.  ..................................     59,000     494,690
    Mitsubishi Est  ...............................     37,000     462,119
    Mitsubishi Gas Chemical  ......................     70,000     315,147
    Mitsui Marine & Fire  .........................     67,000     477,436
    Nippon Steel  .................................     95,000     325,604
    NTT Data Communications Systems Co.  ..........         15     503,946
    Onward Kashiyama  .............................     28,000     455,439
    Promise CO (85)  ..............................     10,000     481,193
    Ryoden Trading Co.  ...........................     24,000     205,645
    Ryosan Company Ordinary  ......................     14,000     384,954
    Sekisui Chemical  .............................     23,000     338,481
    Sony Corp.   ..................................      9,000     539,381
    Suzuki Motor Co. Limited  .....................     34,000     378,564
    Sxl Corp.  ....................................     30,000     310,791
    Tokyu Construction  ...........................     80,000     384,954
    Tokyu Corporation Common  .....................     52,000     367,023
    Tostem Corp.  .................................      3,000      99,627
    Toyoda Machine Works  .........................     30,000     289,006
    Toyota Tsusho Corp.  ..........................     45,000     290,168
    Wacoal Corp.  .................................     23,000     311,759
    Yamanouchi Pharmaceutical  ....................     17,000     365,397
    Yamazen Corp.*<F6> ............................     41,000     204,831
    Yodogawa Steel Works  .........................     63,000     494,070
    Yokogawa Electric  ............................     34,000     321,286
                                                                ____________
                                                                14,697,527
 Malaysia - 1.9%
    Bandar Raya Development Berhad  ...............     52,000      74,110
    Hong Leong Credit  ............................     33,000     163,701
    Hume Industries  ..............................     28,000     134,488
    Oyl Industries  ...............................     13,000     100,827
    Sistem Televisyen Maylay  .....................     59,000     212,539
    United Engineers  .............................     28,000     178,583
                                                                ____________
                                                                   864,248
 Netherlands - 3.0%
    Baan Company NV*<F6> ..........................      1,300      57,174
    Hagemeyer NV  .................................      4,900     256,157
    IHC Caland NV*<F6> ............................      8,200     276,232
    Internatio Muller NV  .........................        977      67,592
    Koninklijke Ptt Nederland  ....................      5,400     196,394
    Randstad Holdings NV  .........................      3,600     163,494
    Telegraph Holdings  ...........................        400      56,394
    Vendex International  .........................      6,600     196,394
    Volker Stevin  ................................      1,400      84,716
                                                                ___________
                                                                 1,354,547

 New Zealand - 0.5%
    Air New Zealand Limited  ......................     15,000  $   51,012
    Carter Holt Harvey Limited  ...................     11,000      23,740
    Telecom Corporation of New Zealand  ...........     39,000     168,339
                                                                ____________
                                                                   243,091

 Norway - 0.2%
    Sensonor  .....................................     12,000      96,713
                                                                ____________
 Singapore - 0.8%
    City Development  .............................     20,000     145,686
    Cycle & Carriage  .............................     13,000     129,632
    Straits Steam Land  ...........................     27,000      91,273
    United Overseas Bank  .........................        280       2,693
                                                                ____________
                                                                   369,284

 Spain - 1.5%
    Acerinox SA  ..................................        770      77,844
    Cristaleria Espanola SA*<F6> ..................      1,600      89,643
    Empresa Nacional Celulosa  ....................      1,600      25,970
    Gas Natural SDG  ..............................      1,400     218,011
    Hornos Ibericos Alba*<F6> .....................      7,400      67,067
    Telefonica de Espana  .........................     14,000     193,788
                                                                ____________
                                                                   672,323

Sweden - 1.4%
    Autoliv AB  ...................................      3,890     227,479
    Ericsson LM  ..................................      8,800     172,419
    Norbanken AB*<F6> .............................     13,600     235,719
                                                                ____________
                                                                   635,617

Switzerland - 3.9%
    Alusuisse Lonza Holding - Bearer  .............        100      79,272
    Alusuisse Lonza Holdings  .....................        220     174,398
    Ciba-Geigy AG  ................................        400     352,125
    Fischer Georg AG  .............................        180     234,172
    Holderbank Financiere  ........................          1         763
    Nokia Maillefer  ..............................        300     157,414
    Schw Rueckvers  ...............................        300     349,176
    Winterthur - Gesellschaft  ....................        260     185,360
    Winterthur Schweizerische  ....................        230     162,775
    Zehnder Holdings  .............................        110      55,334
                                                                ____________
                                                                 1,750,789
 United Kingdom - 14.2%
    Bank of Scotland  .............................     68,600     299,366
    British Petroleum Co. Ordinary  ...............        494       3,521
    Burton Group Ordinary  ........................    305,000     637,079
    Danka Business Systems PLC  ...................     55,000     499,678
    Dewhirst  .....................................     28,000  $   78,271
    Dixons Group  .................................     84,073     582,322
    GKN Ordinary  .................................     25,818     312,343
    Goldsmiths Group  .............................     37,000     127,563
    London International Group Ordinary 10  .......    125,000     248,480
    Low & Bonar  ..................................     19,000     136,027
    Pilkington  ...................................     72,000     225,868
    Provident Financial  ..........................     48,000     610,515
    Rank Organisation  ............................     39,000     282,242
    Rtz Corp.  ....................................     19,000     276,186
    Siebe  ........................................     46,000     567,218
    Smith (DS) Holdings Ordinary  .................     57,800     254,928
    Storehouse  ...................................    105,000     541,376
    Thorn EMI  ....................................     21,000     494,739
    Victrex PLC  ..................................     70,000     271,775
                                                                ____________
                                                                 6,449,497
United States - 1.0%
    Memtec Limited Sponsored ADR  .................      7,300     121,363
    Nokia Corp. ADR  ..............................      1,000      38,875
    Videotron Holdings PLC ADR*<F6> ...............     21,200     270,300
                                                                ____________
                                                                   430,538

    TOTAL COMMON STOCK - (Identified Cost $32,785,674)          36,049,839
                                                                ____________

 PREFERRED STOCKS - 0.6%
 Germany - 0.6%
    Fresenius  ....................................      2,550     284,519
    (Identified Cost $130,534)                                     ________

                                                      Principal
                                Interest   Maturity     Amount
                                Rate (1)     Date       (000)
                                  <F7>
SHORT TERM INVESTMENTS - 20.0%
 Commercial Paper - 20.0%
    Philip Morris Co.  .......  5.80%      01/02/1996  $ 1,925   1,924,690
    UBS Finance Inc.  ........  5.80%      01/02/1996    7,175   7,173,844
                                                                 _________

TOTAL SHORT TERM INVESTMENTS - (Identified Cost $9,098,534)      9,098,534
                                                                __________


TOTAL INVESTMENTS - 100.0% - (Identified Cost $42,014,742)    $ 45,432,892
                                                                ==========

<F6> * Non-income producing security.</F6>
<F7>(1) Yield at time of purchase.</F7>

       See notes to financial statements

                              ACCESSOR FUNDS, INC.
                       Intermediate Fixed-Income Portfolio
                             Schedule of Investments
                                December 31, 1995

                                                            Principal
                                    Interest     Maturity    Amount
            Description              Rate         Date       (000)      Value

ASSET BACKED SECURITIES - 4.7%
 Ford Credit Grantor Trust
 1995-A  ...........................  5.900%    05/15/2000   $  333   $ 334,976
Standard Credit Card Master
   Trust Series  1995-2.............  8.625%    01/07/2002    1,000   1,054,723
Standard Credit Card Master
   Trust Series 1995-8A ............. 6.700%    09/07/2002      300     310,748
                                                                      _________

TOTAL ASSET BACKED SECURITIES - (Identified Cost $1,646,061)          1,700,447

COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.2%
  Collateralized Mortgage
  Securities Corp..................  9.450%    02/01/2017      566      614,825
  Federal Home Loan Mortgage Corp.
  Class E, Series 1634  ...........  6.000%    10/15/2023      485      447,525
  Federal Home Loan Mortgage Corp.
  Class E, Series 1682  ...........  6.500%    02/15/2024      738      707,648
  Ford Credit Auto Loan  ..........  6.500%    08/15/2002      500      514,291
  Merrill Lynch Mortgage
     Investors Inc.................  8.150%    07/15/2017      100      107,991
  Resorts Condo International.....   8.375%    07/25/2001      236      236,047


       TOTAL COLLATERALIZED
       MORTGAGE OBLIGATIONS - (Identified Cost $2,500,756)            2,628,327
                                                                      _________

 CORPORATE BONDS - 20.9%
 Banks - 2.3%
    First National Bank of Chicago  8.080%     01/05/2018      750      847,579
                                                                       _________


 Financial Services - 3.4%
    NBD Bank National Association   8.250%     11/01/2024    1,000    1,212,500
                                                                      _________
 Government Sponsored - 2.8%
    Province of Quebec, Eurobond... 9.000%     04/01/2016      500      596,277
    Tennessee Valley Authority..... 7.850%     06/15/2044      400      428,500
                                                                      _________
                                                                      1,024,777

 Industrial Materials - 3.0%
    Petronas  ....................  7.750%     08/15/2015    1,000    1,091,250

 Insurance - 4.4%
    Farmers Insurance Exchange..... 8.625%     05/01/2024      500      518,750
    Prudential Insurance   ........ 8.100%     07/15/2015    1,000    1,063,750
                                                                      _________

                                                                      1,582,500
 Security & Commodity Brokers - 3.1%
    Lehman Brothers Holdings  ..... 8.800%     03/01/2015    1,000    1,137,500
                                                                      _________

 Telecommunications - 1.9%
    New England Telephone &
        Telegraph.................  9.000%     08/01/2031    $ 600   $  685,500
                                                                     __________

      TOTAL CORPORATE BONDS - (Identified Cost $7,206,982)            7,581,606
                                                                     -----------

 MUNICIPAL BONDS - 1.3%
    Eastern Connecticut Resources   7.500%     01/01/2020      500      454,710
       (Identified Cost $442,240)                                    __________


 GOVERNMENT & AGENCY SECURITIES -  65.9%
 U.S. Government Agency Securities - 6.9%
    Federal Home Loan Mortgage
     Corp.......................... 7.125%     07/21/1999      500      525,055
    Federal Home Loan Mortgage
      Corp ........................ 5.780%     10/22/2003      500      487,385
    Federal National Mortgage
      Association.................  6.600%     03/26/2001    1,000    1,001,770
    Federal National Mortgage
      Association.................. 6.170%     12/02/2003      500      496,255
                                                                     __________
                                                                      2,510,465
 U.S. Government Securities - 59.0%
      United States Treasury Bond  12.375%     05/15/2004      235      340,242
      United States Treasury Bond  14.000%     11/15/2011      500      829,590
      United States Treasury Bond   8.500%     02/15/2020    1,808    2,362,134
      United States Treasury Bond   8.750%     08/15/2020      575      771,109
      United States Treasury Note   6.750%     05/31/1997    3,590    3,663,702
      United States Treasury Note   6.000%     11/30/1997    1,500    1,521,480
      United States Treasury Note   5.125%     06/30/1998    2,420    2,415,233
      United States Treasury Note   7.125%     09/30/1999    5,675    6,016,010
      United States Treasury Note   7.500%     10/31/1999    1,000    1,073,470
      United States Treasury Note   7.750%     12/31/1999      770      835,427
      United States Treasury Note   7.875%     11/15/2004    1,000    1,157,350
      United States Treasury Note  12.500%     08/15/2014      250      403,755
                                                                    ___________
                                                                     21,389,502
       TOTAL GOVERNMENT & AGENCY
       SECURITIES  (Identified Cost $22,742,229)                     23,899,967
                                                                    ___________

  TOTAL INVESTMENTS - 100.0%  - (Identified Cost  $34,539,268)    $  36,265,057
                                                                     ==========
  See notes to financial statements

                              ACCESSOR FUNDS, INC.
                   Short-Intermediate Fixed-Income Portfolio
                               Schedule of Investments
                                   December 31, 1995

                                                             Principal
                                    Interest    Maturity     Amount
            Description               Rate       Date        (000)      Value


 CORPORATE BONDS - 13.9%
 Banks - 3.4%
    African Development Bank......... 10.000%    11/01/1997  $  100  $  107,625
    Asian Development Bank  ......... 10.750%    06/01/1997     100     107,125
    Export-Import Bank of Japan...... 10.125%    10/28/1997     100     107,500
    International Bank For
    Reconstruction and Development... 9.875%     10/01/1997     300     322,500
    Mellon Financial Co.  ..........  6.500%     12/01/1997     200     203,500
    Norwest Corp.  .................  9.250%     05/01/1997     210     219,975
    Republic New York Corp..........  8.375%     05/01/1996     100     101,000
                                                                      _________
                                                                      1,169,225

 Beverages-Alcoholic - 0.8%
    Anheuser Busch Cos., Inc........  8.750%     12/01/1999      270    298,350
                                                                       ________

 Beverages-Soft Drinks - 0.3%
    Pepsico, Inc.  .................  7.875%     08/15/1996      100    101,500
                                                                       ________

 Electric Utilities - 1.2%
    Consolidated Edison Company
    of New York, Inc.  .............. 5.700%     10/01/1998       225   224,719
    Southern California Edison
     Co. Series E ................... 5.450%     06/15/1998       200   199,250
                                                                        _______
                                                                        423,969

 Environmental Control - 0.6%
    Waste Management, Inc.........    6.375%      07/01/1997      200   202,000
                                                                        _______

 Financial Services - 2.3%
    American General Finance Corp.... 7.150%       05/15/1997     100   102,125
    Avco Financial Services, Inc..... 8.850%       02/01/1996     100   100,222
    Beneficial Corp......... ........ 9.125%       02/15/1998     300   320,625
    Chrysler Buildings  ............. 9.125%       05/01/1999     250   275,312
                                                                        _______
                                                                        798,284

 Government Sponsored - 1.0%
    Province of Manitoba Series CJ.... 9.500%      10/01/2000     300   347,250
                                                                        _______

 Hospital Supplies - 0.6%
    Baxter International, Inc.  ....... 9.250%      12/15/1999    200   222,250
                                                                        _______
 Oil & Gas - 2.2%
    Exxon Capital Corp................. 7.875%       04/15/1996    300  302,016
    Shell Oil Co.  .................... 6.625%       07/01/1999    250  257,500
    Texaco Capital, Inc.  ............. 9.000%       11/15/1997    200  212,250
                                                                        _______
                                                                        771,766

 Retail-Trade - 0.9%
    Wal-Mart Stores  .................. 8.000%       05/01/1996    300  302,625
                                                                        _______

 Security & Commodity Brokers - 0.3%
    Morgan Stanley Group, Inc.  ....... 8.875%       04/01/1996    100  100,713
                                                                        _______
 Telecommunications - 0.3%
    GTE California, Inc.  ............. 6.250%       01/15/1998     95   95,950


       TOTAL CORPORATE BONDS - (Identified Cost $4,801,318)           4,833,882
                                                                      _________

                                                             Principal
                                     Interest    Maturity     Amount
            Description                Rate       Date        (000)      Value

GOVERNMENT & AGENCY SECURITIES - 86.1%
Mortgage Pass-Throughs - 5.5%
 Federal Home Loan Mortgage Corporation (FHLMC)
  FHLMC ............................. 8.500%   02/01/2006       9       9,015
  FHLMC ............................. 8.500%   08/01/2006     238      248,407
  FHLMC ............................. 7.500%   01/01/2008     343      353,330
 Federal National Mortgage Association (FNMA)
  FNMA  ............................  8.000%   07/10/1996     300      303,864
  FNMA  ............................. 7.000%   11/01/2007     102      103,522
  FNMA  ............................. 7.000%   12/01/2008     292      297,757
  FNMA  ............................. 7.000%   04/01/2009     242      246,745

 Government National Mortgage Association (GNMA)
  GNMA  ............................. 7.000%   02/15/2008     357      365,337
                                                                     _________
                                                                     1,927,977
Mortgage Class Mortgage Pass-Throughs - 0.4%
 Federal National Mortgage Association (FNMA)
  Guaranteed REMIC Pass-Through Certificates
   Trust 1992-109, Class GA  .........7.500%    03/25/1997    151       151,937
                                                                      _________
U.S. Government Agency Securities - 0.6%
  Federal Home Loan Bank  ........... 8.250%    06/25/1996    200       202,698
                                                                      _________
 U.S. Government Securities - 79.6%
   United States Treasury Bill (1)<F8> 4.660%    01/18/1996    260     259,435
   United States Treasury Bill (1)<F8> 4.940%    01/18/1996    620     618,573
   United States Treasury Bill (1)<F8> 5.300%    01/25/1996     75      74,820
   United States Treasury Note........ 6.875%    04/30/1997    900     919,125
   United States Treasury Note........ 8.500%    05/15/1997    100      104,31
   United States Treasury Note........ 6.375%    06/30/1997  5,000   5,084,100
   United States Treasury Note........ 5.125%    04/30/1998    400     399,144
   United States Treasury Note........ 9.000%    05/15/1998  1,500   1,624,320
   United States Treasury Note........ 8.250%    07/15/1998  1,400   1,499,148
   United States Treasury Note........ 5.875%    08/15/1998    400     406,212
   United States Treasury Note........ 4.750%    08/31/1998  2,000   1,975,780
   United States Treasury Note........ 5.500%    11/15/1998  4,400 $ 4,429,788
   United States Treasury Note........ 6.750%    05/31/1999  1,000   1,044,360
   United States Treasury Note........ 8.000%    08/15/1999  1,970   2,140,878
   United States Treasury Note........ 6.000%    10/15/1999    565     578,351
   United States Treasury Note........ 7.750%    01/31/2000    700     760,634
   United States Treasury Note........ 7.125%    02/29/2000  2,000   2,129,320
   United States Treasury Note........ 5.750%    10/31/2000  1,590   1,613,136
   United States Treasury Note........ 7.500%    11/15/2001    500     551,065
   United States Treasury Note........ 8.125%    02/15/1998  1,400   1,480,472
                                                                    __________
                                                                    27,692,972

       TOTAL GOVERNMENT & AGENCY SECURITIES
                  (Identified Cost $29,598,300)                     29,975,584
                                                                    __________

   TOTAL INVESTMENTS - 100.0% -  (Identified Cost $34,399,618)    $ 34,809,466
                                                                    ==========


<F8>(1) Yield at time of purchase.

        See notes to financial statements


                                     ACCESSOR FUNDS, INC.
                                 Mortgage Securities Portfolio
                                   Schedule of Investments
                                      December 31, 1995

                                                                      Principal
                                                Interest    Maturity  Amount
                  Description                    Rate       Date      (000)     Value

 COMMERCIAL MORTGAGE BACKED
 SECURITIES - 11.8%
    Community Program Loan Trust 1987 - A  ..... 4.500%  10/01/2018  $  1,250 $ 1,106,250
    GMAC Mortgage Securities Series A-4  ....... 8.950%  08/20/2017       145     145,750
    Green Tree Home Improvement Loan Trust
    Series 1994 - D  ........................... 9.050%  01/15/2015     1,000   1,109,375
    Merrill Lynch Mortgage Investors 1992  ..... 7.850%  04/15/2012       277     285,832
    Paine Webber Mortgage Acceptance
      Corp. 1995 Class A........................ 6.700%  01/15/2007     1,000   1,027,249
    Rural Housing Trust Series 1987-1 Class 2C   6.830%  04/01/2026     1,284   1,306,482
    Salomon Brothers Mortgage Securities
    Series 1994-9 Class A  ..................... 7.000%  07/25/2024       332     323,127
    Standard Credit Card Master Trust
    Series 1995-1 Class A  ..................... 6.550%  10/07/2007       500     514,844
                                                                               __________
       TOTAL COMMERCIAL MORTGAGE BACKED
        SECURITIES - (Identified Cost $5,596,900)                               5,818,909
                                                                               __________
 GOVERNMENT & AGENCY SECURITIES - 88.2%
   Federal Housing Administration - 2.5%
    Blair House Project  .......................10.875%  08/01/2028       157     167,115
    Cloverdale Project  ........................ 6.930%  06/01/2015       317     323,453
    GMAC Project  .............................. 7.430%  02/01/2020       706     730,911
                                                                                  _______
                                                                                1,221,479

  Federal Home Loan Bank - 12.4%
    FHLB Discount Notes  ....................... 5.750%  01/02/1996       150     149,976
    FHLB Discount Notes  ....................... 5.540%  01/08/1996     5,940   5,933,613
                                                                                _________
                                                                                6,083,589

  Federal Home Loan Mortgage Corporation (FHLMC) - 46.7%
    FGLMC Pool C80342  ......................... 6.500%  09/01/2025       466     461,139
    FGLMC Pool D62229  ......................... 7.500%  08/01/2025       687     704,793
    FGLMC Pool D63397  ......................... 6.500%  09/01/2025       318     314,778
    FGLMC Pool D63417  ......................... 6.500%  09/01/2025       496     490,960
    FGLMC Pool D63418  ......................... 6.500%  09/01/2025       638     631,282
    FGLMC Pool D63471  ......................... 6.500%  09/01/2025       108     107,085
    FGLMC Pool D64373  ......................... 7.500%  10/01/2025       290     297,996
    FGLMC Pool D66657  ......................... 7.000%  12/01/2025     6,120   6,177,375
    FGLMC Pool E00402  ......................... 7.500%  11/01/2010     5,765   5,936,389
    FGLMC Pool E20201  ......................... 7.500%  10/01/2010     1,282   1,319,598
    FGLMC Pool E61369  ......................... 7.500%  10/01/2010       490     504,548
    FGLMC Pool E61879  ......................... 7.500%  11/01/2010       487     501,376
    FGLMC Pool E61890  ......................... 7.500%  11/01/2010     1,744   1,795,730
    FGLMC Pool E61998 .......................... 7.500%  11/01/2010       427     440,110
    FGLMC Pool E62123 .......................... 7.500%  11/01/2010        66      67,608
    FGLMC Pool E62210  ......................... 7.500%  12/01/2010       500     514,844
    FHLMC Multifamily PC 230105  ............... 8.750%  12/01/2014        56      58,186
    FHLMC PC A00813  ........................... 9.000%  10/01/2020       198     211,648
    FHLMC PC A00892  ........................... 9.000%  09/01/2018       655     698,452
    FHLMC PC 181871 ............................ 7.000%  07/01/2012       553     560,819
    FHLMC 1 Year CMT ARM  ...................... 7.872%  09/01/2023       540     553,702
    FHLMC 49 G  ................................ 9.000%  06/15/2020       600     643,406
                                                                               __________
                                                                               22,991,824

  Federal National Mortgage Association (FNMA) - 8.9%
    FNMA Multifamily 10 Year Pool 070511  ...... 8.000%  06/01/2017       344     362,201
    FNMA Pool 124856  .......................... 8.000%  10/01/2009       566     589,208
    FNMA Pool 286529  .......................... 8.250%  04/01/2001       594     637,051
    FNMA Pool 315363  .......................... 7.500%  07/01/2025       488     499,889
    FNMA Pool 88-30 D  ......................... 9.500%  12/25/2018       384     410,543
    FNMA 1 Year CMT ARM  ....................... 6.577%  01/01/2021       655     653,420
    FNMA 1995 - W3 A  .......................... 9.000%  04/25/2025    11,683   1,219,554
                                                                                _________
                                                                                4,371,866


 Government National Mortgage Association - (GNMA) - 15.8%
    GNMA Pool 003147  .......................... 7.250%  12/15/2003        43      44,781
    GNMA Pool 005139  .......................... 7.250%  02/15/2005       293     302,463
    GNMA Pool 005140  .......................... 7.250%  12/15/2004       443     457,412
    GNMA Pool 148590  .......................... 8.500%  02/15/2017       516     545,302
    GNMA Pool 161675  .......................... 8.500%  02/15/2017       434     458,381
    GNMA Pool 163075  .......................... 8.500%  02/15/2017        73      77,072
    GNMA Pool 166018  .......................... 8.500%  06/15/2016        81      85,829
    GNMA Pool 169685  .......................... 8.500%  03/15/2017       267     282,027
    GNMA Pool 171468  .......................... 8.000%  08/15/2016       222     232,958
    GNMA Pool 175724  .......................... 8.000%  08/15/2016       200     209,663
    GNMA Pool 176532  .......................... 8.500%  01/15/2017       710     750,801
    GNMA Pool 178457  .......................... 8.000%  03/15/2017       164     171,733
    GNMA Pool 188277  .......................... 8.500%  02/15/2017        80      84,911
    GNMA Pool 200783  .......................... 8.500%  02/15/2017       149     157,562
    GNMA Pool 202217  .......................... 8.500%  01/15/2017       241     254,836
    GNMA Pool 205548  .......................... 8.500%  02/15/2017       208     219,762
    GNMA Pool 206448  .......................... 7.500%  02/15/2017       293     302,879
    GNMA Pool 206767  .......................... 8.000%  04/15/2017       106     110,854
    GNMA Pool 210594  .......................... 7.500%  06/15/2017       376     388,074
    GNMA Pool 215797  .......................... 7.500%  06/15/2017       282     290,932
    GNMA Pool 317527  .......................... 8.000%  02/15/2022       519     540,588
    GNMA Pool 8595  ............................ 7.000%  02/20/2025       622     633,942
    GNMA Project Pool 571  ..................... 8.200%  05/15/2013        49      51,600
    GNMA Project Pool 572  ..................... 8.200%  06/15/2012        45      47,976
    GNMA 1 Year CMT ARM  ....................... 6.500%  04/20/2025        83      84,730
    GNMA 1 Year CMT ARM  ....................... 6.500%  05/20/2025       486     496,805
    GNMA 1 Year CMT ARM  ....................... 7.000%  05/20/2025       474     482,002
                                                                                _________
                                                                                7,765,875

 U.S. Government Securities - 1.9%
    United States Treasury Note  ............... 6.125%  09/30/2000       150     154,517
    United States Treasury Note  ............... 6.500%  05/15/2005       750     798,150
                                                                                  _______
                                                                                  952,667

       TOTAL GOVERNMENT & AGENCY
        SECURITIES (Identified Cost $42,640,880)                               43,387,300
                                                                               __________


  TOTAL INVESTMENTS - 100.0% - ( Identified Cost $48,237,780)                $ 49,206,209
                                                                               ==========

  See notes to financial statements



                                     ACCESSOR FUNDS, INC.
                               U.S. Government Money Portfolio
                                   Schedule of Investments
                                      December 31, 1995

                                                                   Principal
                                          Interest    Maturity       Amount
             Description                    Rate       Date          (000)     Value

U.S. GOVERNMENT SECURITIES - 74.4%
     United States Treasury Bill (1)<F9>    5.30%     01/11/1996 $    3,000  $ 2,995,587
     United States Treasury Bill (1)<F9>    5.37%     02/01/1996      2,000    1,990,752
     United States Treasury Bill (1)<F9>    6.13%     02/08/1996        400      397,412
     United States Treasury Bill (1)<F9>    5.35%     02/22/1996      5,000    4,961,397
     United States Treasury Bill (1)<F9>    5.34%     02/29/1996      3,000    2,973,770
     United States Treasury Bill (1)<F9>    5.30%     03/07/1996      2,000    1,980,567
     United States Treasury Bill (1)<F9>    5.00%     03/21/1996      3,000    2,966,667
     United States Treasury Bill (1)<F9>    5.32%     04/11/1996      3,000    2,955,265
     United States Treasury Bill (1)<F9>    5.30%     04/25/1996      3,000    2,949,208
     United States Treasury Bill (1)<F9>    5.78%     05/02/1996        400      392,165
     United States Treasury Bill (1)<F9>    5.04%     06/20/1996      2,000    1,952,120
     United States Treasury Bill (1)<F9>    5.53%     08/22/1996      2,000    1,928,175
     United States Treasury Bill (1)<F9>    5.16%     11/14/1996      3,000    2,863,392
                                                                              -----------
     TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $31,306,477)           31,306,477
                                                                              -----------

 REPURCHASE AGREEMENT - 25.6%
     Fifth Third Bank  ...................  5.40%     01/02/1996     10,793   10,793,000
                                                                              -----------
     (Agreement dated 12/29/1995, to be repurchased at
       $10,799,476 on 01/02/1996; collateralized by
       $10,261,000 U.S. Treasury Notes, 7.500% due
       10/31/1999.  The market value of the collateral is
       $11,011,336).
           (Identified Cost $10,793,000)

  TOTAL INVESTMENTS - 100.0% - (Identified Cost $42,099,477)               $  42,099,477
                                                                            ============

<F9>(1) Yield at time of purchase.

        See notes to financial statements

                                                     ACCESSOR FUNDS, INC.
                                           STATEMENTS OF ASSETS AND LIABILITIES
                                                      DECEMBER 31, 1995
                                                                                  Value &    Small to    International
                                                                      Growth      Income      Mid Cap      Equity
                                                                     Portfolio   Portfolio   Portfolio    Portfolio
ASSETS:
   Investments, at value (1) - Note A............................. $ 49,240,924 $ 25,137,234 $ 49,461,137 $  45,432,892
   Cash...........................................................        5,719      224,644      837,113         6,042
   Foreign currencies, at value (368,835) - Note A................            -            -            -       367,978
   Receivable for investments sold................................    1,405,617            -      711,972     1,862,081
   Receivable for portfolio shares sold...........................       15,352          429       14,208        65,930
   Dividends receivable...........................................       78,745       70,964       58,403        65,234
   Deferred organizational & prepaid expenses.....................       24,956       24,218       25,193        53,791
   Due from Manager...............................................            -            -            -             -
   Unrealized depreciation from forward currency contracts........            -            -            -          (152)
                                                                     __________   __________   __________     __________
          TOTAL ASSETS............................................   50,771,313   25,457,489   51,108,026    47,853,796

LIABILITIES:
   Payable for investments purchased..............................   1,734,071             -      939,958      8,593,802
   Payable for portfolio shares repurchased.......................           -             -           708             -
   Payable due to Bennington - Note B.............................      15,941         9,881       23,716         14,567
   Distributions payable..........................................     393,154       303,934      245,541              -
   Money Manager fee payable - Note B.............................      31,207        19,199       22,454         31,883
   Accrued expenses & other liabilities...........................      65,360       209,590       72,943        111,069
                                                                    __________     _________    _________     __________
          TOTAL LIABILITIES.......................................   2,239,733       542,604    1,305,320      8,751,321
                                                                    __________    __________   __________     __________
          NET ASSETS..............................................$ 48,531,580  $ 24,914,885 $ 49,802,706   $ 39,102,475
                                                                    ==========    ==========   ==========     ==========

NET ASSETS CONSIST OF:
   Capital paid in................................................$ 41,498,906  $ 20,842,131 $ 41,435,143   $ 35,899,055
   Net unrealized appreciation of investments, receivables,
      payables and forward foreign currency contracts.............   5,934,795     3,411,333    6,647,800      3,421,768
   Undistributed net investment income............................           -             -            -        216,223
   Accumulated net realized gain (loss) on investments, futures
      contracts, and foreign currencies...........................   1,097,879       661,421    1,719,763       (434,571)
                                                                    __________    __________   __________     ___________
          NET ASSETS..............................................$ 48,531,580 $  24,914,885 $ 49,802,706   $ 39,102,475
                                                                   ===========    ==========   ==========     ==========

Total shares outstanding at end of year...........................   2,698,148     1,566,206    2,829,475      3,114,599

Net asset value, offering price and redemption price per share.... $     17.99  $      15.91  $     17.60  $       12.55

(1) Investments at cost...........................................$ 43,306,129  $ 21,725,901  $42,813,337  $  42,014,742

See notes to financial statements.


                                                    ACCESSOR FUNDS, INC.
                                           STATEMENTS OF ASSETS AND LIABILITIES
                                                     DECEMBER 31, 1995

                                                       Intermediate  Short-Intermediate   Mortgage          U.S.
                                                       Fixed-Income     Fixed-Income     Securities      Government
                                                         Portfolio       Portfolio       Portfolio     Money Portfolio

ASSETS:
   Investments, at value (1) - Note A...............$    36,265,057  $    34,809,466  $  49,206,209 $      42,099,477
   Cash.............................................        116,062           20,801          4,367               136
   Receivable for investments sold..................              -        1,025,290        556,702                -
   Receivable for portfolio shares sold.............          1,463            4,493         14,348             2,242
   Interest receivable..............................        698,737          625,730        288,906             4,857
   Deferred organizational & prepaid expenses.......         21,201           19,559         19,899            16,819
                                                         __________       __________     __________        __________
          TOTAL ASSETS..............................     37,102,520       36,505,339     50,090,431        42,123,531

LIABILITIES:
   Payable for investments purchased................              -        1,024,327              -                 -
   Payable for portfolio shares repurchased.........          2,965                -          2,168             4,122
   Payable due to Bennington - Note B...............         11,199           10,657         14,604             8,858
   Distributions payable............................        135,288          127,928        155,578           165,028
   Money Manager fee payable - Note B...............         13,607           12,867         24,798                 -
   Accrued expenses & other liabilities.............         61,200           57,599         62,787            63,165
                                                         __________       __________     __________        __________
          TOTAL LIABILITIES.........................        224,259        1,233,378        259,935           241,173
                                                         __________       __________     __________        __________
          NET ASSETS................................  $  36,878,261    $  35,271,961   $ 49,830,496      $ 41,882,358
                                                      =============    =============   ============      ============

NET ASSETS CONSIST OF:
   Capital paid in.................................. $   36,555,579  $    34,894,171  $  48,975,609  $     41,882,171
   Net unrealized appreciation of investments.......      1,725,789          409,848        968,429                 -
   Undistributed net investment income .............              -                -              -                 -
   Accumulated net realized gain (loss) on
     investments....................................     (1,403,107)         (32,058)      (113,542)              187
                                                        ____________       __________     __________       __________
      NET ASSETS....................................   $ 36,878,261     $ 35,271,961   $ 49,830,496     $  41,882,358
                                                       =============    =============   ============    ==============

Total shares outstanding at end of year.............      2,999,800        2,862,134      4,024,225        41,882,171

Net asset value, offering price and redemption price
    per share....................................... $        12.29  $         12.32  $       12.38  $           1.00

(1) Investments at cost............................. $   34,539,268  $    34,399,618  $  48,237,780  $     42,099,477


See notes to financial statements.

                                                    ACCESSOR FUNDS, INC.
                                                  STATEMENTS OF OPERATIONS
                                           FOR THE YEAR ENDED DECEMBER 31, 1995
                                                                                    Value &     Small to     International
                                                                         Growth      Income      Mid Cap       Equity
                                                                        Portfolio   Portfolio   Portfolio    Portfolio

INVESTMENT INCOME:
   Dividends......................................................... $ 701,918   $ 804,288   $  574,442   $   372,341
   Interest..........................................................     7,482      34,035       60,404       127,102
   Foreign taxes withheld............................................       (14)     (3,090)        (629)      (34,743)
                                                                       _________   _________    _________    __________
       TOTAL INVESTMENT INCOME.......................................   709,386     835,233      634,217       464,700

EXPENSES:
   Management fees - Note B..........................................   143,280     105,099      222,426       132,843
   Money Manager fees - Note B.......................................   101,767      70,037       78,335        96,625
   Transfer agent fees...............................................    32,480      31,587       33,750        22,935
   Custodian fees....................................................     9,593       9,835        9,299        56,883
   Audit fees........................................................    13,401      13,401       13,402        15,751
   Legal fees........................................................     9,188       9,188       16,934         8,405
   Registration fees.................................................    11,570      10,591       16,400        22,085
   Bennington Sub-Administration fees - Note B.......................    13,758      13,719       14,546         4,726
   Sub-Administration fees - Note B..................................    43,259      43,129       43,601        60,335
   Amortization of deferred organizational expenses..................    13,870      13,870       13,870        13,870
   Other.............................................................     9,514       6,889       21,404        31,636
                                                                       ________    ________    _________     _________
        TOTAL EXPENSES...............................................   401,680     327,345      483,967       466,094
   Expenses reimbursed by Bennington - Note B........................         -           -          (18)      (23,738)
                                                                       ________    ________   ___________   __________
        NET EXPENSES.................................................   401,680     327,345      483,949       442,356
                                                                       ________    ________   ___________   ___________
NET INVESTMENT INCOME ...............................................   307,706     507,888      150,268        22,344

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
   CONTRACTS, AND FORWARD FOREIGN CURRENCY CONTRACTS
Net realized gain (loss) on:
   Investments.......................................................  3,836,189   2,301,849   4,030,491       266,556
   Futures contracts.................................................          -      30,324           -             -
   Foreign exchange..................................................          -           -           -      (476,765)
Change in unrealized appreciation (depreciation) of:
  Investments, receivables and payables..............................  4,799,659    3,727,015  6,425,559     3,521,462
  Futures contracts.................................................          -            -          -             -
                                                                              -            -          -           (746)
   Forward foreign currency contracts................................  _________    _________  _________     ___________


NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FUTURES
   CONTRACTS AND FORWARD FOREIGN CURRENCY CONTRACTS..................  8,635,848    6,059,188   10,456,050    3,310,507

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................$ 8,943,554  $ 6,567,076 $ 10,606,318 $  3,332,851
                                                                       =========    =========   ==========    =========

See notes to financial statements.


                                                            ACCESSOR FUNDS, INC.
                                                         STATEMENTS OF OPERATIONS
                                                     FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                                Short-                            U.S.
                                                               Intermediate    Intermediate    Mortgage        Government
                                                               Fixed-Income    Fixed-Income    Securities        Money
                                                               Portfolio       Portfolio       Portfolio        Portfolio

INTEREST INCOME............................................. $ 2,424,207     $ 1,987,051     $ 2,761,117     $   1,371,800

EXPENSES:
   Management fees - Note B.................................     124,073         120,579         133,615            60,535
   Money Manager fees - Note B..............................      51,705          50,323          85,091                 -
   Transfer agent fees......................................      31,913          31,731          33,281            18,712
   Custodian fees...........................................       9,716           3,902          13,919             6,827
   Audit fees...............................................      13,401          13,400          13,400            11,365
   Legal fees...............................................       9,189           9,189           9,188             9,189
   Registration fees........................................      10,978          10,655          12,032            20,674
   Bennington Sub-Administration fees - Note B..............      13,719          13,719          13,953                 -
   Sub-Administration fees - Note B.........................      43,129          43,129          43,610            39,213
   Amortization of deferred organizational expenses.........      13,870          13,870          13,870            13,870
   Other....................................................      10,244           5,370           9,727             7,650
                                                               _________       _________       _________         _________
          TOTAL EXPENSES....................................     331,937         315,867         381,686           188,035
   Expenses reimbursed by Bennington - Note B...............           -               -               -           (60,112)
                                                               _________      __________      __________       ____________
          NET EXPENSES......................................     331,937         315,867         381,686           127,923
                                                               _________      __________      __________       ____________
NET INVESTMENT INCOME.......................................   2,092,270       1,671,184       2,379,431         1,243,877


REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS
Net realized gain on:
   Investments..............................................     587,921         89,697        1,067,853               606
Change in unrealized appreciation of:
   Investments..............................................   3,035,121      1,846,672        1,995,702                 -
                                                               _________      _________        _________        __________

NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS..............................................   3,623,042      1,936,369        3,063,555               606

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS.......................................... $ 5,715,312    $ 3,607,553     $  5,442,986     $   1,244,483
                                                             ===========      =========      ===========      ============

See notes to financial statements.


                                                           ACCESSOR FUNDS, INC.
                                                   STATEMENTS OF CHANGES IN NET ASSETS

                                                    Growth Portfolio         Value & Income Portfolio
                                                  Year Ended  Year Ended     Year Ended  Year Ended
                                                  12/31/95    12/31/94       12/31/95    12/31/94

INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income.......................   $   307,706   $  183,798    $  507,888   $ 363,036
  Net realized gain (loss) on:
      Investments.............................     3,836,189      426,156     2,301,849      61,637
      Futures contracts.......................             -            -        30,324    (127,275)
  Change in unrealized appreciation (depreciation of:
      Investments..........................        4,799,659      336,229     3,727,015    (627,042)
      Futures contracts.......................             -           -              -      (5,424)
                                                   __________   _________   ____________  ___________
  Net increase (decrease) in net assets
      resulting from operations...............     8,943,554      946,183     6,567,076    (335,068)

  Distributions declared to shareholders from:
    Net investment income......................     (307,706)    (183,798)     (507,888)   (363,036)
    Net realized gain on investments...........   (2,871,763)    (337,033)   (1,565,864)    (68,763)
    In excess of net realized gain on
      investments..............................            -            -              -    (16,735)
                                                  __________    _________    ___________   __________
  Total distributions..........................   (3,179,469)    (520,831)   (2,073,752)   (448,534)

  Capital share transactions:
     Proceeds from subscriptions...............    27,203,646  16,208,450      6,827,525 13,256,790
     Net asset value of shares issued to
       shareholders in reinvestment of
       distributions...........................     2,653,515     358,088      1,570,011    259,798
     Cost of redemptions.......................   (10,623,668) (2,443,398)    (7,975,274)(3,958,260)
                                                  ____________ ___________    ___________ __________
   Net increase resulting from capital share
     transactions..............................    19,233,493  14,123,140        422,262  9,558,328

   Total increase in net assets................    24,997,578  14,548,492      4,915,586  8,774,726

   Net assets:
      Beginning of year........................   23,534,002    8,985,510     19,999,299 11,224,573
                                                 ___________  ____________   ___________ ___________

      End of year.............................. $ 48,531,580 $ 23,534,002   $ 24,914,885 $19,999,299
                                                ============   ==========    ===========  ==========



See notes to financial statements.



                                                       ACCESSOR FUNDS, INC.
                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                           Small to                     International
                                                       Mid Cap Portfolio               Equity Portfolio
                                                     Year Ended    Year Ended       Year Ended     Period Ended*<F10>
                                                     12/31/95      12/31/94         12/31/95       12/31/94

INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).................    $   150,268   $  (26,617)    $      22,344  $       4,660
  Net realized gain (loss) on:
     Investments...............................      4,030,491      282,588           266,556         (7,199)
     Futures contracts.........................              -      (49,525)                -              -
     Foreign exchange..........................              -            -          (476,765)       (27,944)
  Change in unrealized appreciation
    (depreciation) of:
     Investments, receivables, and payables....      6,425,559     (743,426)        3,521,462        (99,543)
     Futures contracts.........................              -       (6,575)                -              -
     Forward foreign currency contracts........              -            -              (746)           594
                                                     ___________  __________      _____________     __________
  Net increase (decrease) in net assets
     resulting from operations.................     10,606,318     (543,555)        3,332,851       (129,432)

  Distributions declared to shareholders from:
     Net investment income.....................       (150,268)           -                 -              -
     Net realized gain on investments..........     (2,415,058)    (150,881)                -              -
     Return of capital.........................              -       (7,173)                -              -
                                                   ____________   __________       __________      __________
  Total distributions..........................     (2,565,326)    (158,054)                -              -


  Capital share transactions:
     Proceeds from subscriptions...............     21,782,374   17,047,470        31,331,892      7,742,791
     Net asset value of shares issued to
     shareholders in reinvestment of
     distributions.............................      2,265,982      133,057                 -              -
     Cost of redemptions.......................     (6,435,025)  (2,121,946)       (3,128,393)       (47,234)
                                                    __________  ___________       ___________    __________
  Net increase resulting from capital share
     transactions..............................     17,613,331   15,058,581        28,203,499       7,695,557

  Total increase in net assets.................     25,654,323   14,356,972        31,536,350       7,566,125

  Net assets:
      Beginning of period.......................    24,148,383    9,791,411          7,566,125              -
                                                 ______________ ___________       ____________     ___________

      End of period............................. $  49,802,706 $ 24,148,383      $  39,102,475   $  7,566,125
                                                  ============  ===========       ============    ===========

<F10> * The International Equity Portfolio commenced investment operations on October 3, 1994.

See notes to financial statements.



                                                  ACCESSOR FUNDS, INC.
                                            STATEMENTS OF CHANGES IN NET ASSETS

                                                           Intermediate            Short-Intermediate
                                                       Fixed-Income Portfolio    Fixed-Income Portfolio
                                                       Year Ended  Year Ended    Year Ended  Year Ended
                                                       12/31/95    12/31/94      12/31/95    12/31/94

INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income............................  $ 2,092,270  $ 1,688,507    $ 1,671,184   $ 1,361,053
   Net realized gain (loss) on:
       Investments..................................      587,921   (1,990,090)        89,697       (50,538)
       Futures contracts............................            -            -              -       (27,748)
   Change in unrealized appreciation
       (depreciation) of:
       Investments..................................    3,035,121   (1,255,837)     1,846,672    (1,747,785)
       Futures contracts............................            -            -              -        (1,703)
                                                      ___________  _____________   __________   ____________
   Net increase (decrease) in net assets resulting
       from operations..............................    5,715,312    (1,557,420)    3,607,553      (466,721)

   Distributions declared to shareholders from:
       Net investment income........................   (2,090,907)   (1,686,453)   (1,666,884)    (1,361,051)
       Net realized gain on investments.............            -       (44,622)            -              -
       In excess of net investment income...........            -        (2,054)            -              -
                                                       ____________   ___________  ___________   ____________
   Total distributions..............................   (2,090,907)   (1,733,129)   (1,666,884)    (1,361,051)

   Capital share transactions:
       Proceeds from subscriptions..................   10,651,275    10,899,714     5,214,680      4,322,681
       Net asset value of shares issued to
       shareholders in reinvestment of distributions.     552,315     1,173,226       199,563        776,713
       Cost of redemptions..........................   (9,354,668)   (4,019,836)   (4,315,632)    (3,606,565)
                                                      ____________  ____________  ____________   ____________
   Net increase resulting from capital share
       transactions.................................    1,848,922     8,053,104     1,098,611      1,492,829

   Total increase (decrease) in net assets..........    5,473,327     4,762,555     3,039,280       (334,943)

   Net assets:
       Beginning of year............................   31,404,934    26,642,379     32,232,681    32,567,624
                                                      ___________  ____________   ____________  ____________

       End of year.................................. $ 36,878,261  $ 31,404,934   $ 35,271,961  $ 32,232,681
                                                      ============  ===========    ===========   ===========


See notes to financial statements.

                                                         ACCESSOR FUNDS, INC.
                                                   STATEMENTS OF CHANGES IN NET ASSETS

                                                       Mortgage                     U.S. Government
                                                   Securities Portfolio             Money Portfolio
                                                  Year Ended  Year Ended       Year Ended    Year Ended
                                                  12/31/95    12/31/94          12/31/95      12/31/94
                                                  ----------  ----------       ----------    ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income....................... $ 2,379,431  $ 1,681,310     $  1,243,877  $    594,612
   Net realized gain (loss) on:
          Investments..........................   1,067,853   (1,220,042)             606         2,570
   Change in unrealized appreciation
          (depreciation) of:
          Investments..........................   1,995,702   (1,010,567)              -             -
                                                 -----------  ----------      -----------    -----------
   Net increase (decrease) in net assets
          resulting from operations............   5,442,986     (549,299)       1,244,483       597,182

   Distributions declared to shareholders from:
          Net investment income................  (2,340,785)  (1,681,309)      (1,243,877)     (594,612)
          Net realized gain on investments.....           -      (26,711)            (164)       (3,508)
                                                 -----------   ----------       ----------    ----------
   Total distributions.........................  (2,340,785)  (1,708,020)      (1,244,041)     (598,120)


   Capital share transactions:
          Proceeds from subscriptions..........  16,270,522    6,478,290       33,424,260     7,519,051
          Net asset value of shares issued to
                shareholders in reinvestment
                of distributions...............     795,226    1,095,786           93,173       141,135
          Cost of redemptions..................  (3,312,756)  (2,072,636)      (3,643,576)  (22,343,971)
                                                  -----------   ----------      ----------   -----------
   Net increase (decrease) resulting
                from capital share transactions. 13,752,992    5,501,440       29,873,857   (14,683,785)

   Total increase (decrease) in net assets.....  16,855,193    3,244,121       29,874,299   (14,684,723)

   Net assets:
          Beginning of year....................   32,975,303     29,731,182    12,008,059    26,692,782
                                                  -----------   ----------      ----------   -----------

          End of year.......................... $ 49,830,496   $ 32,975,303  $ 41,882,358  $ 12,008,059

                                                  ==========     ==========    ==========    ==========


See notes to financial statements.



                                                      ACCESSOR FUNDS, INC.
                                                      FINANCIAL HIGHLIGHTS
                                         (For a share outstanding throughout the period)

                                             Growth Portfolio         Value & Income Portfolio        Small to Mid Cap Portfolio
                                    ----------------------------    -----------------------------    -----------------------------
                                    1995   1994    1993   1992(1)   1995     1994    1993   1992(1)  1995    1994   1993   1992(1)
                                                            <F11>                            <F11>                          <F11>
                                    ----------------------------    -----------------------------    -----------------------------
Net Asset Value, beginning
  of period....................... $14.37   $14.16  $13.06 $12.00   $13.01  $13.58  $12.58 $12.00   $14.08  $14.79  $13.56 $12.00
                                   ------   ------  ------  -----    -----   -----  ------  -----   ------   -----   -----  -----

Net investment income.............   0.15     0.13    0.14   0.06     0.33    0.25    0.25   0.12     0.06   (0.01)   0.04   0.03
Net realized and unrealized gain
   (loss) on investments..........   4.76     0.42    1.69   1.14     3.96   (0.51)   1.59   0.59     4.42   (0.59)   1.91   1.56
                                   ------   ------   -----  -----    -----   -----  ------  -----   ------   -----   -----  -----
Total from investment operations.    4.91     0.55    1.83   1.20     4.29   (0.26)   1.84   0.71     4.48   (0.60)   1.95   1.59
                                   ------   ------  ------  -----    -----   -----  ------  -----   ------   -----   -----  -----
Dividends from net
   investment income.............  (0.15)    (0.13)  (0.14) (0.06)   (0.33)  (0.25)  (0.25) (0.12)   (0.06)     -    (0.04) (0.03)
Distributions from capital gains   (1.14)    (0.21)  (0.59) (0.08)   (1.06)  (0.05)  (0.59) (0.01)   (0.90)  (0.10)  (0.68)   -
Distributions in excess of
   capital gains.................      -        -       -      -        -    (0.01)      -      -        -       -       -    -
Return of capital distributions..      -        -       -      -        -        -       -      -        -   (0.01)      -    -
                                    -----   ------  ------  ------   ------  ------  ------  -----   ------  ------   ----- ------
Total distributions..............  (1.29)   (0.34)  (0.73)  (0.14)   (1.39)  (0.31)  (0.84) (0.13)   (0.96)  (0.11)  (0.72) (0.03)
                                    -----   ------  ------  ------   ------  ------  ------ -------  ------  ------  ------ ------

Net Asset Value, at end of period $17.99   $14.37  $14.16  $13.06   $15.91  $13.01  $13.58 $12.58   $17.60  $14.08  $14.79 $13.56
                                  ======   ======   =====  ======   ======  ======   =====  =====    =====   =====   ===== ======

Total return (2)<F12>............  34.32%   3.99%   14.21%  10.01%   33.25%  (1.93)% 14.69%  5.92%   31.98%  (4.07)% 14.39% 13.28%

Net assets, end of period
  (in thousands).................$48,532  $23,534  $8,986  $4,253  $24,915 $19,999 $11,225 $3,859  $49,803 $24,148  $9,791 $4,520
                                 =======  =======  ======  ======   ======  ======  ======  =====   ======  ======  ====== ======

Ratio of expenses to average
  net assets:
After Bennington fee waivers.....   1.26%   1.76%   1.21%    1.18%*   1.40%   1.77%   1.21%  1.18%*   1.31%   1.98%  1.55%   1.51%*
                                  =======  ======  =====    =====    =====   =====   =====  =====    =====   =====  =====   =====
Before Bennington fee waivers....   1.26%   1.83%   2.64%    3.91%*   1.40%   1.85%   2.61%  4.60%*   1.31%   2.38%  3.33%   5.36%*
                                   ======  ======  =====   ======    =====   =====   =====   =====   =====   =====  =====   =====
Ratio of net investment income
      to average net assets:
After Bennington fee waivers.....   0.97%   1.02%   1.16%    1.26%*   2.18%   2.00%   2.02%  2.86%*   0.41% (0.18)%  0.30%   0.74%*
                                   ======  ======   =====   ======   ======   =====   =====  =====    =====  =====   =====  =====
Before Bennington fee waivers....   0.97%   0.95%  (0.27)%  (1.47)%*  2.18%   1.92%   0.62% (0.56)%*  0.41% (0.58)% (1.48)% (3.11)%*
                                   ======  ======   =====   ======   ======   =====   =====  =====    =====  =====   =====  =====
Portfolio turnover rate..........  99.73%  57.71%  60.92%   19.88%  100.88%  54.26%  64.56%  7.94%   84.26% 30.14%  59.20%  12.57%
                                   ======  ======  ======   ======  =======  ======  ======  =====   ====== ======  ======  ======


<F11>(1)  Portfolio commenced operations on August 25, 1992.</F11>
<F12>(2)  Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported.  Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Portfolio.</F12>
      *   Annualized.

          See notes to financial statements.


                                                    ACCESSOR FUNDS, INC.
                                                    FINANCIAL HIGHLIGHTS
                                      (For a share outstanding throughout the period)

                                   International                  Intermediate                           Short-Intermediate
                                  Equity Portfolio           Fixed-Income Portfolio                    Fixed-Income Portfolio
                                  -----------------    ------------------------------------    ------------------------------------
                                  1995      1994(1)     1995     1994     1993     1992(2)      1995    1994      1993     1992(3)
                                              <F13>                                  <F14>                                   <F15>
                                  ------------------   ------------------------------------    ------------------------------------
Net Asset Value, beginning
   of peiod..................... $ 11.67  $  12.00     $  11.04  $  12.34 $  12.00 $  12.00    $  11.62 $  12.29  $  12.16 $  12.00
                                  ------    ------       ------    ------   ------   ------      ------   ------    ------   ------

Net investment income...........    0.05      0.01         0.71      0.65     0.56     0.36        0.60     0.50      0.46     0.33
Net realized and unrealized gain
   (loss) on investments........    0.83     (0.34)        1.25     (1.28)    0.57     0.15        0.70    (0.67)     0.22     0.16
                                  ------    ------       ------    ------   ------   ------      ------   -------   ------   ------
Total from investment operations    0.88     (0.33)        1.96     (0.63)    1.13     0.51        1.30    (0.17)     0.68     0.49
                                  ------    ------       ------    ------   ------   ------      ------   -------   ------   ------
Dividends from net
   investment income............       -         -        (0.71)    (0.65)   (0.56)   (0.36)      (0.60)   (0.50)    (0.46)   (0.33)
Distributions from capital gains       -         -           -      (0.02)   (0.23)   (0.15)         -         -     (0.07)      -
Distributions in excess of
   capital gains................       -         -           -          -        -        -          -         -     (0.02)      -
                                  ------    ------       ------     ------   ------   ------     -------   ------   -------  ------

Total distributions.............       -         -        (0.71)    (0.67)   (0.79)   (0.51)      (0.60)   (0.50)    (0.55)   (0.33)
                                  ------    ------       ------    -------   ------  -------     -------   ------   -------  ------

Net Asset Value, at end
   of period.................... $ 12.55  $  11.67     $  12.29   $ 11.04  $ 12.34  $ 12.00    $  12.32  $ 11.62  $  12.29 $  12.16
                                 =======   =======       ======    ======   ======   ======    ========   ======    ======   ======

Total return (4)<F16> ..........    7.63%    (2.75)%      18.26%    (5.24)%   9.53%    4.26%      11.42%   (1.42)%    5.62%    4.12%

Net assets, end of period
   (in thousands)............... $39,102  $  7,566     $ 36,878  $ 31,405 $ 26,642 $ 10,901    $ 35,272 $ 32,233  $ 32,568 $ 13,365
                                 =======    ======      =======    ======   ======   ======      ======   ======    ======   ======

Ratio of expenses to average
  net assets:
After Bennington fee waivers....    1.83%     1.86%*       0.96%     1.24%    1.06%    0.85%*     0.94%     1.18%     1.05%   0.83%*
                                  ======    ======       ======    ======   ======   ======     ======    ======    ======    =====
Before Bennington fee waivers...    1.93%     4.06%*       0.96%     1.28%    1.35%    1.50%*     0.94%     1.22%     1.12%   1.42%*
                                  ======    ======       ======    ======   ======   ======     ======    ======    ======    =====
Ratio of net investment income
      to average net assets:
After Bennington fee waivers....    0.10%     0.38%*       6.07%     5.65%    4.62%    5.33%*     4.99%     4.17%     3.78%   4.40%*
                                  =======   ======       ======    ======   ======   ======     ======    ======    ======    =====
Before Bennington fee waivers...    0.00%    (1.82)%*      6.07%     5.61%    4.33%    4.68%*     4.99%     4.13%     3.71%   3.81%*
                                  =======   ======       ======    ======   ======   ======     ======    ======    ======    =====
Portfolio turnover rate.........   84.85%     0.82%      187.62%   255.11%  265.06%  100.57%     41.93%    36.54%    88.28%  107.26%
                                  =======   ======       ======    ======   ======   ======     ======    ======    ======  =======



<F13>(1)  Portfolio commenced operations on October 3, 1994.</F13>
<F14>(2)  Portfolio commenced operations on June 16, 1992.</F14>
<F15>(3)  Portfolio commenced operations on May 18, 1992.</F15>
<F16>(4)  Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported.  Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each
          Portfolio.</F16>
      *   Annualized.

          See notes to financial statements.



                                                           ACCESSOR FUNDS, INC.
                                                           FINANCIAL HIGHLIGHTS
                                             (For a share outstanding throughout the period)


                                         Mortgage Securities Portfolio                   U.S. Government Money Portfolio
                                    ---------------------------------------   ------------------------------------------------
                                       1995        1994      1993   1992(1)        1995           1994        1993    1992(2)
                                                                      <F17>                                             <F18>
                                    ---------------------------------------   ------------------------------------------------
Net Asset Value, beginning
   of period....................... $  11.36 $    12.17 $   12.02 $   12.00   $      1.00 $       1.00 $      1.00 $      1.00
                                     -------   --------   -------  --------     ---------    ---------   ---------   ---------
Net investment income..............     0.76       0.60      0.55      0.34          0.05         0.04        0.03        0.02
Net realized and unrealized gain
   (loss) on investments...........     1.02      (0.80)     0.31      0.13            -            -           -           -
                                     -------   --------   -------  --------     ---------    ---------   ---------   ---------
Total from investment operations...     1.78      (0.20)     0.86      0.47          0.05         0.04        0.03        0.02
                                     -------   --------   -------  --------     ---------    ---------   ---------   ---------

Dividends from net
   investment income...............    (0.76)     (0.60)    (0.55)    (0.34)        (0.05)       (0.04)      (0.03)      (0.02)
Distributions from capital gains...       -       (0.01)    (0.16)    (0.03)           -            -           -           -
Distributions in excess of
   capital gains...................       -          -         -      (0.08)           -            -           -           -
                                     -------   --------   -------  --------     ---------    ---------   ---------   ---------
Total distributions................    (0.76)     (0.61)    (0.71)    (0.45)        (0.05)       (0.04)      (0.03)      (0.02)
                                     -------   --------   -------  --------     ---------    ---------   ---------   ---------

Net Asset Value, at end of period..$   12.38 $    11.36 $   12.17 $   12.02   $      1.00 $       1.00 $      1.00 $      1.00
                                    ========  =========  ========  ========    ==========   ==========   =========  ==========
Total return (3)<F19>..............    16.03%     (1.65)%    7.26%     3.93%         5.33%        3.70%       2.81%       2.40

Net assets, end of period
   (in thousands)................. $  49,830 $   32,975 $  29,731 $  15,356   $    41,882 $     12,008 $    26,693 $    51,145
                                    ========  =========  ========  ========    ==========   ==========   =========  ==========

Ratio of expenses to average
  net assets:
After Bennington fee waivers.......     1.03 %     1.31 %    1.03 %    0.84 %*       0.53 %       0.45 %      0.45 %      0.32
                                    ========  =========  ========  ========    ==========   ==========   =========  ==========
Before Bennington fee waivers......     1.03 %     1.35 %    1.18 %    1.40 %*       0.78 %       1.27 %      0.77 %      0.39
                                    ========  =========  ========  ========    ==========   ==========   =========  ==========
Ratio of net investment income
      to average net assets:
After Bennington fee waivers.......     6.41 %     5.18 %    4.55 %    4.68 %*       5.14 %       3.51 %      2.71 %      3.25
                                    ========  =========  ========  ========    ==========   ==========   =========  ==========
Before Bennington fee waivers......     6.41 %     5.14 %    4.40 %    4.12 %*       4.89 %       2.69 %      2.39 %      3.18
                                    ========  =========  ========  ========    ==========   ==========   =========  ==========

Portfolio turnover rate............   422.56 %   603.51 %  399.19 %  114.04 %
                                    ========  =========  ========  ========


<F17>(1)  Portfolio commenced operations on May 18, 1992.</F17>
<F18>(2)  Portfolio commenced operations on April 9, 1992.</F18>
<F19>(3)  Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported.
          Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Portfolio.</F19>
      *   Annualized.

          See notes to financial statements.





                              ACCESSOR FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1995

A.    Organization and Accounting Policies

      Accessor Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of eight active diversified investment portfolios:
      Growth Portfolio, Value and Income Portfolio, Small to Mid Cap Portfolio (the "Equity Portfolios"), International Equity Portfolio (the "International Portfolio"), Intermediate Fixed-Income Portfolio, Short-Intermediate Fixed-Income Portfolio, Mortgage Securities Portfolio (the "Bond Portfolios"), and U.S. Government Money Portfolio (the "Money Portfolio"), and one inactive portfolio, the International Fixed-Income Portfolio (collectively the
      "Portfolios").  The Fund was incorporated in Maryland on June 10,
      1991.

      The following is a summary of significant accounting policies consistently followed by the Portfolios. The policies are in conformity with generally accepted accounting principles:

      1.Security Valuation

        Securities for which the primary market is a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if no sale occurred on such day, at the closing bid price. Investments for which the primary market is believed to be the over-the-counter market are valued at the closing bid price. Investments for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures adopted by the Board of Directors. Investments in the U.S. Government Money Portfolio and short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant rate of amortization to maturity of the difference between the cost and the principal amount due at maturity.

      2.Foreign currency transactions

        The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: market value of investment securities, assets and liabilities at the current rate of exchange; and purchase and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

        The Portfolios report certain foreign currency related security transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes. The Portfolios do not isolate that portion of gains and losses on investments in equity securities which are due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities.

        Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

      3.Derivative Financial Instruments

        Off-Balance Sheet Risk

        The Portfolios may trade financial instruments with off-balance sheet risk in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts and futures contracts.

        The notional or contractual amounts of these instruments represent the investment the Portfolios have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

        Derivative Financial Instruments Held or Issued for Purposes Other Than Trading

        Futures Contracts - The Portfolios (other than the U.S. Government Money Portfolio) are permitted to enter into financial futures contracts, stock index futures contracts and related options ("futures contracts") in accordance with their investment objectives. A Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by a Portfolio each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by a Portfolio. Should interest or exchange rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

        Forward Foreign Currency Contracts - The Portfolios will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. A Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. A Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

        The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Portfolio's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Open currency contracts held by the International Equity Portfolio at December 31, 1995, were as follows:

                                                       Unrealized
        Forward                   Foreign              Foreign
        Currency      Settlement  Currency   Contract  Exchange    Contract
        Contract      Date        to be sold  Value     Loss        Amount

   Malaysian Ringgit  01/02/96    120,000    $47,255    $ (73)     $47,328
   French Franc       01/02/96    270,000     55,130      (79)      55,209
                                            ---------   -------    --------
                                            $102,385    ($152)    $102,537
                                            =========   =======   ========

      4.Security Transactions

        Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on the sale of investments are determined on the identified cost basis, which is also used for Federal income tax purposes.

      5.Investment Income

        Dividend income, less foreign tax withheld, is recorded on the ex-dividend date, or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.

      6.Federal Income Taxes

        Each Portfolio is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Portfolio's shareholders without regard to the income and capital gains (or losses) of the other Portfolios. It is each Portfolio's intention to comply with the requirements of the Internal Revenue Code to qualify as a regulated investment company and distribute all of its taxable income and realized gains, if any, to shareholders. In addition, by distributing all of its taxable income and realized gains to shareholders, the Portfolios will not be subject to a Federal excise tax. Accordingly, no provision for Federal income taxes is required in the financial statements.

      7.Repurchase Agreements

        The Fund may enter into agreements with institutions that the Fund's manager and money managers have determined to be creditworthy to purchase securities and to resell them (repurchase agreements) at a future date. It is the Fund's policy to take custody of securities purchased and to ensure that the market value including accrued interest of the collateral is greater than the amount owed to the Fund under each such repurchase agreement.

      8.Organizational Expenses

        Organizational expenses are being amortized on a straight line basis over a period not to exceed 60 months beginning on the date of commencement of operations.

B.    Agreements

      1.Management

        The Fund has a management agreement with Bennington Capital Management L.P. ("Bennington"). Pursuant to this agreement, Bennington provides or oversees the provision of all general management, investment advisory and portfolio management services. Fees currently paid to Bennington under the management agreement for providing these services are as follows:

                                           Management Fees
                                           as a percentage of
         Portfolio                         average daily net assets
         ----------                        ------------------------
         Growth                                   .45%
         Value and Income                         .45
         Small to Mid Cap                         .60
         International Equity                     .55
         Intermediate Fixed-Income                .36
         Short-Intermediate Fixed-Income          .36
         Mortgage Securities                      .36
         U.S. Government Money                    .25


        Other operating expenses charged to the Portfolios include the fees of the custodian, transfer agent, sub-administrator, legal counsel and auditors.

      2.Money Managers

        Each Portfolio's assets (other than the U.S. Government Money Portfolio) are invested by an investment management organization ("Money Managers"), researched and recommended by Bennington. For the first five complete calendar quarters of investment operations for a Portfolio, each Portfolio will pay its respective Money Manager on a quarterly basis an annual fee based on the average daily net assets of the Portfolio managed by such Money Manager. This fee has two components, the Basic Fee and the Portfolio Management Fee. Commencing with the sixth calendar quarter of investment operations for each Portfolio, the Money Manager Fee consists of two components, the Basic Fee and the Performance Fee. The performance Fee component is adjusted each quarter based on the annualized investment performance of each Money Manager relative to the annualized investment performance of the following indices, which may be changed only with the approval of the Fund's Board of
        Directors:

Portfolio                        Index
---------                        -------
Growth                           S&P/BARRA Growth Index
Value and Income                 S&P/BARRA Value Index
Small to Mid Cap                 BARRA Institutional Small Index/Wilshire 4500
(See shareholder letter)
International Equity             Morgan Stanley Capital International - Europe
                                 Australia and Far East Stock Market Index
Intermediate Fixed-Income        Lehman Brothers Government/Corporate Index
Short-Intermediate Fixed-Income  Lehman Brothers Government/Corporate 1-5
                                  Year Index
Mortgage Securities              Lehman Brothers Mortgage-Backed Securities
                                  Index


        For the year ended December 31, 1995, the following Basic Fees, Portfolio Management Fees and Performance Fees were effective based on the average daily net assets of the Portfolios:


                                 Basic     Portfolio   Performance   Total
                                 Money       Money       Money       Money
                               Management  Management  Management  Management
Portfolio          Quarter        Fee         Fee         Fee         Fee

Growth             1st Quarter    .10%         -         .22%        .32%
                   2nd Quarter    .10          -         .22         .32
                   3rd Quarter    .10          -         .22         .32
                   4th Quarter    .10          -         .22         .32

Value and Income   1st Quarter    .10          -         .20         .30
                   2nd Quarter    .10          -         .20         .30
                   3rd Quarter    .10          -         .20         .30
                   4th Quarter    .10          -         .20         .30

Small to Mid Cap   1st Quarter    .10          -         .10         .20
(See shareholder   2nd Quarter    .10          -         .15         .25
letter)            3rd Quarter    .10          -         .10         .20
                   4th Quarter    .10         .10         -          .20

International      1st Quarter    .20         .20         -          .40
Equity             2nd Quarter    .20         .20         -          .40
                   3rd Quarter    .20         .20         -          .40
                   4th Quarter    .20         .20         -          .40

Intermediate       1st Quarter    .07          -         .08         .15
Fixed-Income       2nd Quarter    .07          -         .08         .15
                   3rd Quarter    .07          -         .08         .15
                   4th Quarter    .07          -         .08         .15

Short-             1st Quarter    .07          -         .08         .15
Intermediate       2nd Quarter    .07          -         .08         .15
Fixed-Income       3rd Quarter    .07          -         .08         .15
                   4th Quarter    .07          -         .08         .15



Mortgage           1st Quarter    .07          -         .16         .23
Securities         2nd Quarter    .07          -         .16         .23
                   3rd Quarter    .07          -         .16         .23
                   4th Quarter    .07          -         .16         .23


        Bennington directly manages the assets of the U.S. Government Money Portfolio, therefore there is no money manager fee associated with this portfolio.


      3.Distribution Plan

        The Fund has adopted a Distribution Plan under Rule 12b-1 under the Investment Company Act of 1940 pursuant to which Bennington may make payments to persons rendering assistance in the distribution or retention of the Fund's shares or servicing of shareholder accounts. The Fund does not reimburse Bennington for these payments. Bennington made no such payments for the year ended December 31, 1995.

      4.Transfer Agent & Administration

        On December 1, 1995 the Fund entered into a Transfer Agency and Administrative agreement with Bennington. Pursuant to this agreement Bennington acts as transfer agent and administrator to the Fund, performing all transfer agent and certain compliance services. The fees are computed as the greater of an annual fee expressed as a percentage of the average daily net assets, per portfolio, or a minimum dollar amount per portfolio. Prior to entering into this agreement the Fund had a transfer agent agreement with State Street Bank and Trust Company and a sub-transfer agent and sub-administrative agreement with Bennington.

        PFPC Inc. acts as a sub-administrator to the Fund. The fees are computed as the greater of an annual fee expressed as a percentage of the average daily net assets, per portfolio, or a minimum dollar amount per portfolio.

C.    Director Fees

      Outside directors of the Fund were paid fees of $1,000 per meeting plus out-of-pocket costs associated with attending Board meetings. Effective February 6, 1996, outside directors will be paid $2,000 per meeting plus out of pocket costs.

D.    Distributions

      Distributions from net investment income are declared daily and paid monthly for the U.S. Government Money Portfolio; declared and paid monthly for the Intermediate Fixed-Income, Short-Intermediate Fixed-Income and Mortgage Securities Portfolios; declared and paid quarterly for the Growth, Value and Income, and Small to Mid Cap Portfolios; declared and paid annually for the International Equity Portfolio. Distributions of net realized gains, if any, will be declared and paid at least annually for all Portfolios. Distributions to shareholders are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may arise due to differing treatments for mortgage-backed securities, deferral of losses due to wash sales, futures and options activity and post October losses. Accordingly, the amount of the net investment income and net realized gains reported on these financial statements may differ from that reported on the Fund's tax return, and consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported on Form 1099-DIV.

E.    Shares of Stock

      The Fund, incorporated in Maryland on June 10, 1991, is authorized to issue 15,000,000,000 shares of Common Stock, $.001 par value. Transactions in shares of the Portfolios were as follows:

                             Growth Portfolio      Value and Income Portfolio
                          Year Ended December 31,    Year Ended December 31,
                            1995         1994        1995            1994

    Shares outstanding,
     beginning of year    1,637,255     634,726     1,537,260       826,390
    Shares Subscribed     1,512,539   1,150,790       447,056       987,777
    Shares issued on
     reinvestment
     of distributions       147,923      25,192        99,226        19,942
    Shares redeemed        (599,569)   (173,453)     (517,336)     (296,849)
                          ---------    --------      --------      --------
    Shares outstanding,
     end of year          2,698,148   1,637,255     1,566,206     1,537,260
                          =========   =========     =========     =========
                       Small to Mid Cap Portfolio  International Equity Portfolio
                         Year Ended December 31,   Period Ended December 31,*<F20>
                            1995         1994         1995            1994

    Shares outstanding,
    beginning of period   1,714,864     661,953       648,470             -
    Shares Subscribed     1,371,549   1,192,379     2,730,294       652,447
    Shares issued on
     reinvestment of
     distributions          129,518       9,503           -               -
    Shares redeemed        (386,456)   (148,971)     (264,165)       (3,977)
                          ---------   ---------     ---------     ---------
    Shares outstanding,
     end of period        2,829,475   1,714,864     3,114,599       648,470
                          =========   =========    ==========     =========

<F20> * Period begins at Commence of Investment Operations</F20>

     ---------------------------------------------------------
     International Equity    October 3, 1994

                              Intermediate             Short-Intermediate
                          Fixed-Income Portfolio     Fixed-Income Portfolio
                          Year Ended December 31,    Year Ended December 31,
                            1995         1994        1995            1994

Shares outstanding,
 beginning of year        2,844,942   2,159,428     2,773,443     2,649,280
Shares Subscribed           904,307     933,219       428,739       361,721
Shares issued on
 reinvestment
 of distributions            47,086     101,223        16,522        64,815
Shares redeemed            (796,535)   (348,928)     (356,570)     (302,373)
                          ---------   ---------     ---------     ---------
Shares outstanding,
 end of year              2,999,800   2,844,942     2,862,134     2,773,443
                          =========   =========    ==========     =========

                                Mortgage                U.S. Government
                           Securities Portfolio         Money Portfolio
                           Year Ended December 31,   Year Ended December 31,
                            1995         1994        1995            1994

Shares outstanding,
 beginning of year        2,903,456   2,442,316     12,008,314    26,692,099
Shares Subscribed         1,331,508     546,198     33,424,260     7,519,052
Shares issued on
 reinvestment
 of distributions            66,036      93,333         93,173       141,134
Shares redeemed            (276,775)   (178,391)    (3,643,576)  (22,343,971)
                          ---------   ---------     ----------    ----------
Shares outstanding,
 end of year              4,024,225   2,903,456     41,882,171    12,008,314
                          =========   =========    ===========    ==========

F.    Securities Transactions

      During the year ended December 31, 1995, purchases and sales of investments other than short-term investments & government securities aggregated were as follows:



Portfolio                       Purchases        Sales

Growth                          $47,756,179    $31,478,891
Value and Income                 22,676,641     23,317,399
Small to Mid Cap                 49,645,908     30,114,984
International Equity             44,129,180     18,604,366
Intermediate Fixed-Income        10,442,839      8,486,901
Mortgage Securities               5,499,769      2,033,429


The identified cost for federal income tax purposes of investments owned by each Portfolio and their respective gross unrealized appreciation/(depreciation) at December 31, 1995 were as follows:

                                                                     Net
                         Identified      Gross Unrealized         Appreciation/
                           Cost     Appreciation (Depreciation)   (Depreciation)


Growth                   $43,306,129 $7,214,246    $(1,279,451)    $5,934,795
Value and Income          21,748,506  3,913,552       (524,824)     3,388,728
Small to Mid Cap          42,826,128  7,730,237     (1,095,228)     6,635,009
International Equity      42,381,506  3,868,002       (442,923)     3,425,079
Intermediate              34,549,482  1,749,015        (33,440)     1,715,575
  Fixed-Income
Short-Intermediate        34,399,618    454,981        (45,133)       409,848
  Fixed-Income
Mortgage Securities       48,237,780  1,029,445        (61,016)       968,429
U.S. Government Money     42,099,477          0              0              0


G.    Capital Loss Carryovers

      At December 31, 1995, for Federal income tax purposes, the following Portfolios had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

                                  Expires in:
                                       2001
                                  ------------
Intermediate Fixed-Income         $(1,420,793)
Short-Intermediate Fixed-Income       (32,124)
Mortgage Securities                  (182,958)


                         Independent Auditors' Report

The Shareholders and Board of Directors of Accessor Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Accessor Funds, Inc. (including the Growth Portfolio, Value and Income Portfolio, Small to Mid Cap Portfolio, International Equity Portfolio, Intermediate Fixed-Income Portfolio, Short-Intermediate Fixed-Income Portfolio, Mortgage Securities Portfolio, and U.S. Government Money Portfolio) as of December 31, 1995, the related statements of operations for the period then ended and of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1995 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios constituting Accessor Funds, Inc. as of December 31, 1995, the results of their operations, the changes in their net assets and financial highlights for the periods presented, in conformity with generally accepted accounting principles.



 Deloitte & Touche LLP
 New York, New York
 February 9, 1996



                              ACCESSOR FUNDS, INC.
                              Pacific First Centre
                           1420 5th Avenue, Suite 3130
                                Seattle, WA 98101

                                 (206) 224-7420
                               (206) 224-4274 FAX

                                January 25, 1996

                     TAX INFORMATION FOR SHAREHOLDERS OF THE
                  MUNICIPAL INTERMEDIATE FIXED-INCOME PORTFOLIO
                                  1995 TAX YEAR
                                   (Unaudited)

Dear Shareholder:

      During the Portfolio's fiscal year ended December 31, 1995, 96.33% of the dividends paid by the Municipal Intermediate Fixed-Income Portfolio were exempt-interest dividends for purposes of Federal income taxes and free from such taxes. We have listed below, on a state-by-state basis, the source of the exempt-interest dividends. We suggest that you consult your tax advisor concerning the applicability of state and local taxes to dividends paid by the Portfolio.

                      % of income                 % of income
                      attributable                attributable
                      to securities               to securities
                        issued by                   issued by
       State              state        State          state


Alaska                     __      Mississippi         3.70

Alabama                    __      North Carolina      3.85

Arkansas                   __      Nebraska             __

Arizona                   4.37     New Jersey          4.15

California                8.56     New Mexico           __

Colorado                   __      Nevada              3.16

Connecticut                __      New York            4.88

District of Columbia      4.17     Ohio                 __

Florida                   4.27     Oklahoma            0.88

Georgia                   3.19     Oregon               __

Hawaii                     __      Pennsylvania        7.44

Iowa                       __      Rhode Island         __

Idaho                      __      South Carolina       __

Illinois                 11.77     South Dakota        1.96

Indiana                    __      Tennessee            __

Kansas                     __      Texas              11.23

Louisiana                  __      Utah                 __

Maryland                  2.46     Virginia            3.11

Massachusetts             3.73     Washington          3.70

Michigan                  3.51     Wisconsin           2.24

Minnesota                  __      Wyoming              __

Missouri                   __      Other               3.67


      For more detailed information regarding your state and local tax regulations, you should contact your tax advisor or the state/local authorities. If you have any questions, please do not hesitate to call Accessor Funds, Inc. at (800) 759-3504.

Very truly yours,

Ravindra A. Deo
Treasurer

                              ACCESSOR FUNDS, INC.
                              Pacific First Centre
                           1420 5th Avenue, Suite 3130
                                Seattle, WA 98101

                                 (206) 224-7420
                               (206) 224-4274 FAX

                                January 25, 1996


                    IMPORTANT TAX INFORMATION - 1995 TAX YEAR
                                   (Unaudited)

Dear Shareholder:

     Outlined below is important tax information for shareholders of Accessor Funds, Inc. For 1995. Please retain this information for preparation of your tax return. In many states, your taxable dividend income can be reduced by the percentage of that income that is generated from U.S. Treasury securities. Also, Federal tax law permits corporations who own mutual fund shares to deduct a percentage of dividends earned on common stock. The table below displays, on an annual basis, the portion of the Portfolios' income distributions which may be eligible for the state and local tax exemption, as well as the percentage eligible for the corporate dividend exclusion. Of course, you may ignore this information of your account is exempt from income taxes (e.g., IRA or Keogh).

                                    % of income
                   % of income       from U.S.
 Accessor           from U.S.       Government-    % of dividends
Funds, Inc.         Treasury          Backed            from
 Portfolio         Securities       Securities      common stock

Growth                1.05              __              91.88

Value & Income        4.07              __              95.93

Small Cap             9.52              __              90.48

International
  Equity              __                7.20            72.75

Intermediate
  Fixed-Income       57.32             11.57             __

Short-Intermediate
  Fixed-Income       66.47             16.40             __

Mortgage
  Securities          5.46             82.77             __

U.S. Government
  Money              88.38             11.62             __



      For more detailed information regarding your state and local tax regulations, you should contact your tax advisor or the state/local authorities. If you have any questions, please do not hesitate to call Accessor Funds, Inc. at (800) 759-3504.

Very truly yours,

Ravindra A. Deo
Treasurer




                              ACCESSOR FUNDS, INC.


Directors and Officers

George G. Cobean, III, Director
Geoffrey C. Cross, Director
J. Anthony Whatley, III, Director,
  President and Principal Executive Officer
James A. Kraft, Director and Vice President
Ravindra A. Deo, Treasurer, Vice President, Principal
  Financial and Accounting Officer
Robert J. Harper, Vice President
Linda V. Whatley, Secretary and Vice President
Joe King, Assistant Secretary and Chief Compliance Officer
_____________________________________________________________________________

Investment Advisor and Administrator

Bennington Capital Management L.P.
U. S. Bank Centre; 1420 5th Avenue; Suite 3130
Seattle, Washington 98101
_____________________________________________________________________________

Custodian

PNC Bank
17th & Chestnut Streets
Philadelphia, PA 19101

______________________________________________________________________________
Transfer Agent

Bennington Capital Management L.P.
U.S. Bank Centre; 1420 5th Avenue; Suite 3130
Seattle, Washington 98101
______________________________________________________________________________

Legal Counsel

Mayer, Brown & Platt
1675 Broadway
New York, New York 10019

_______________________________________________________________________________
Independent Auditors

Deloitte & Touche LLP
2 World Financial Center
New York, New York 10281
______________________________________________________________________________


This report, including the financial statements herein is transmitted to the shareholders of the Accessor Funds, Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.